FILE NO. 333-178149
                                                                    CIK #1520838


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 2
                                       TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6

   For Registration under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2.

     A.   Exact Name of Trust: VAN KAMPEN UNIT TRUSTS, SERIES 1179

     B.   Name of Depositor: VAN KAMPEN FUNDS INC.

     C.   Complete address of Depositor's principal executive offices:

                               11 Greenway Plaza
                           Houston, Texas 77046-1173

     D.   Name and complete address of agents for service:


PAUL HASTINGS LLP                                 VAN KAMPEN FUNDS INC.
Attention:  Michael R. Rosella, Esq.              Attention: John M. Zerr, Esq.
75 East 55th Street                               11 Greenway Plaza
New York, New York  10022                         Houston, Texas 77046-1173




   / X / Check box if it is proposed that this filing will become effective when declared effective by the Commission, pursuant to paragraph
          (a)(3) of Rule 485.



All Cap Core Strategy 2012-1

Large Cap Core Strategy 2012-1

Mid Cap Core Strategy 2012-1

Small Cap Core Strategy 2012-1

S&P PowerPicks Portfolio 2012-1
--------------------------------------------------------------------------------

   Each unit investment trust named above (the "Portfolios"), included in Van Kampen Unit Trusts, Series 1179, invests in a portfolio of stocks. Of course, we cannot guarantee that a Portfolio will achieve its objective.


                                 March 5, 2012


      You should read this prospectus and retain it for future reference.

--------------------------------------------------------------------------------
 The Securities and Exchange Commission has not approved or disapproved of the
       Units or passed upon the adequacy or accuracy of this prospectus.
               Any contrary representation is a criminal offense.




INVESCO



All Cap Core Strategy

   Investment Objective. The Portfolio seeks to provide capital appreciation.


   Principal Investment Strategy. The Portfolio seeks to achieve its objective by using 3 separate and unique enhanced index strategies to select a portfolio of 120 stocks. The Large Cap Core Strategy will make up approximately 60% of the initial Portfolio, while the Mid Cap Core Strategy and Small Cap Core Strategy will each comprise approximately 20%. Each strategy will produce 40 stocks using the selection processes described below. Van Kampen Funds Inc., the Sponsor, implemented the Portfolio strategy using information available as of the close of business on January 3, 2012.


   Large Cap Core Strategy. The selection process for this strategy selects 20 stocks using the Large Cap Growth Strategy and 20 stocks using the Large Cap Value Strategy.

   Large Cap Growth Strategy:
   --------------------------

   Step 1: Begin with the stocks in the S&P 500 Growth Index1

   Step 2: Exclude the bottom 20% of stocks based on Market Capitalization (share price multiplied by number of shares outstanding)


   Step 3: Rank the remaining stocks from the previous step based on the Price-to-Free Cash Flow and select the lowest 100

   Step 4: Rank the remaining stocks from the previous step based on Return on Invested Capital and select the highest 50


   Step 5: Select 20 stocks with the highest 3-Month Relative Sector Performance for the Portfolio

---------------

1 For stocks included in both the S&P 500 Growth and the S&P 500 Value Indices, include only stocks with a higher "Growth Weight" than "Value Weight" for the Large Cap Growth Strategy, or with the higher "Value Weight" than "Growth Weight" for the Large Cap Value Strategy. "Growth Weight" and "Value Weight" are metrics furnished by S&P representing a company's weight within its respective S&P index.



   No more than eight of the stocks in the initial portfolio will be selected from any single economic sector (as defined by S&P's Global Industry Classification Standard ("GICS")). If two stocks have the same rank after Step 5, the stock with the next rank based on higher Return on Invested Capital will be selected. In addition, a stock will be excluded and such stock will be replaced with the stock with the next rank through Step 5, if, based on publicly available information as of the selection date, the company is the target of an announced business acquisition which the Sponsor expects will close within six months of the Date of Deposit or if the company is an affiliate of the Sponsor.

   Large Cap Value Strategy:
   -------------------------

   Step 1: Begin with the stocks in the S&P 500 Value Index1

   Step 2: Exclude the bottom 20% of stocks based on Market Capitalization


   Step 3: Rank the remaining stocks from the previous step based on the highest 6-Month Relative Sector Performance and select the highest 100

   Step 4: Rank the remaining stocks from the previous step based on Cash Percentage of Market Capitalization and select the highest 50


   Step 5: Select 20 stocks with the lowest Price-to-Free Cash Flow for the Portfolio

   No more than eight of the stocks in the initial portfolio will be selected from any single economic sector (as defined by GICS). If two stocks have the same rank after Step 5, the stock with the next rank based on higher Cash Percentage of Market Capitalization will be selected. In addition, a stock will be excluded and such stock will be replaced with the stock with the next rank through Step 5, if, based on publicly available information as of the selection date, the company is the target of an announced business acquisition which the Sponsor expects will close within six months of the Date of Deposit or if the company is an affiliate of the Sponsor.

   Mid Cap Core Strategy. The selection process for this strategy selects 20 stocks using the Mid Cap Growth Strategy and 20 stocks using the Mid Cap Value Strategy.

   Mid Cap Growth Strategy:
   ------------------------

   Step 1: Begin with the stocks in the S&P MidCap 400 Growth Index2

   Step 2: Exclude the bottom 20% of stocks based on Market Capitalization (share price multiplied by number of shares outstanding)


   Step 3: Rank the remaining stocks from the previous step based on the Forward P/E and select the lowest 100

   Step 4: Rank the remaining stocks from the previous step based on Cash Percentage of Market Capitalization and select the highest 50


   Step 5: Select 20 stocks with the highest Long-Term Growth Rates for the Portfolio

   No more than eight of the stocks in the initial portfolio will be selected from any single economic sector (as defined by GICS). If two stocks have the same rank after Step 5, the stock with the next rank based on higher
Cash Percentage of Market Capitalization will be selected. In addition, a stock will be excluded and such stock will be replaced with the stock with the next rank through Step 5, if, based on publicly available information as of the selection date, the company is the target of an announced business acquisition which the Sponsor expects will close within six months of the Date of Deposit or if the company is an affiliate of the Sponsor.

   Mid Cap Value Strategy:
   -----------------------

   Step 1: Begin with the stocks in the S&P MidCap 400 Value Index2

   Step 2: Exclude the bottom 20% of stocks based on Market Capitalization

-----------------

2 For stocks included in both the S&P MidCap 400 Growth and the S&P MidCap 400 Value Indices, include only stocks with a higher "Growth Weight" than "Value Weight" for the Mid Cap Growth Strategy, or with the higher "Value Weight" than "Growth Weight" for the Mid Cap Value Strategy.


   Step 3: Rank the remaining stocks from the previous step based on the highest 1-Year Sales Growth and select the highest 100

   Step 4: Rank the remaining stocks from the previous step based on Operating Cash Flow-to-Net Income and select the highest 50


   Step 5: Select 20 stocks with the lowest Price-to-Sales for the Portfolio

   No more than eight of the stocks in the initial portfolio will be selected from any single economic sector (as defined by GICS). If two stocks have the same rank after Step 5, the stock with the next rank based on higher Operating Cash Flow-to-Net Income will be selected. In addition, a stock will be excluded and such stock will be replaced with the stock with the next rank through Step 5, if, based on publicly available information as of the selection date, the company is the target of an announced business acquisition which the Sponsor expects will close within six months of the date of the Date of Deposit or if the company is an affiliate of the Sponsor.

   Small Cap Core Strategy. The selection process for this strategy selects 20 stocks using the Small Cap Growth Strategy and 20 stocks using the Small Cap Value Strategy.

   Small Cap Growth Strategy:
   --------------------------

   Step 1: Begin with the stocks in the S&P SmallCap 600 Growth Index3

   Step 2: Exclude the bottom 20% of stocks based on Market Capitalization (share price multiplied by number of shares outstanding)

-----------------

3 For stocks included in both the S&P SmallCap 600 Growth and the S&P SmallCap 600 Value Indices, include only stocks with a higher "Growth Weight" than "Value Weight" for the Small Cap Growth Strategy, or with the higher "Value Weight" than "Growth Weight" for the Small Cap Value Strategy.


   Step 3: Rank remaining stocks from the previous step based on the Enterprise Value to EBITDA and select the lowest 100

   Step 4: Rank remaining stocks from the previous step based on Return on Invested Capital and select the highest 50


   Step 5: Select 20 stocks with the highest 6-Month Relative Sector Performance for the Portfolio

   No more than eight of the stocks in the initial portfolio will be selected from any single economic sector (as defined by GICS). If two stocks have the same rank after Step 5, the stock with the next rank based on higher Return on Invested Capital will be selected. In addition, a stock will be excluded and such stock will be replaced with the stock with the next rank through Step 5, if, based on publicly available information as of the selection date, the company is the target of an announced business acquisition which the Sponsor expects will close within six months of the Date of Deposit or if the company is an affiliate of the Sponsor.

   Small Cap Value Strategy:
   -------------------------

   Step 1: Begin with the stocks in the S&P SmallCap 600 Value Index3

   Step 2: Exclude the bottom 20% of stocks based on Market Capitalization


   Step 3: Rank remaining stocks from the previous step based on Long-Term Growth Rates and select the highest 100

   Step 4: Rank remaining stocks from the previous step based on Debt-to-Equity and select the lowest 50


   Step 5: Select 20 stocks with the lowest Price/ Operating Earnings for the Portfolio

   No more than eight of the stocks in the initial portfolio will be selected from any single economic sector (as defined by GICS). If two stocks have the same rank after Step 5, the stock with the next rank based on lowest Debt-to-Equity will be selected. In addition, a stock will be excluded and such stock will be replaced with the stock with the next rank through Step 5, if, based on publicly available information as of the selection date, the company is the target of an announced business acquisition which the Sponsor expects will close within six months of the Date of Deposit or if the company is an affiliate of the Sponsor.


   With respect to each strategy described above, if more than 8 stocks in the initial portfolio are from a single economic sector (as defined by GICS), any such additional stock will be replaced with the stock with the next highest rank after Step 5 that is not in the same sector.


   The Portfolio is designed as part of a long-term investment strategy. The Sponsor may offer a subsequent series of the portfolio when the current Portfolio terminates. As a result, you may achieve more consistent overall results by following the strategy over several years if subsequent series are available. For more information see "Rights of Unitholders--Rollover".

   Factor Definitions:
   -------------------

   Price-to-Free Cash Flow - Stock price divided by last twelve months free cash flow. "Free cash flow" is net income plus depreciation and amortization and deferred income taxes; and minus capital expenditures and common and preferred dividends; all from the cash flow statement.

   Return on Invested Capital - Last twelve months net income before extraordinary items divided by total capital (long-term debt plus common and preferred equity and minority interest).

   3-Month Relative Sector Performance - The percentage return of the stock over the last three months relative to the median return of all stocks in its sector.

   6-Month Relative Sector Performance - The percentage return of the stock over the last six months relative to the median return for all stocks in its sector.

   Cash Percentage of Market Capitalization - Cash divided by market capitalization.

   Forward P/E - First Call (or if not available for a particular company, I/B/E/S) next year fiscal year earnings divided by price. "First Call" is a database provided by Thompson Reuters that gathers research notes and earnings estimates from brokerage analysts. "I/B/E/S" is a database of security recommendations and estimates from many different contributing firms that translates the data into uniform consensus average recommendations and estimates from contributing firms.

   Long-Term Growth Rates - I/B/E/S mean growth rate estimate representing the expected annual increase in operating earnings over the next business cycle.

   1-Year Sales Growth - Percentage change in sales over the last twelve months.

   Operating Cash Flow-to-Net Income - Last twelve months cash from operations divided by last twelve months net income.

   Price-to-Sales - Price times shares outstanding divided by sales for the last twelve months.

   Enterprise Value to EBITDA - Enterprise value divided by Earnings before Interest, Taxes, Depreciation, and Amortization ("EBITDA"). "Enterprise value" equals stock market capitalization plus sum of debt and preferred stock minus cash and cash equivalents.

   Debt-to-Equity - Total debt (short-term plus long-term) dividend by equity (common plus preferred).

   Price/Operating Earnings - Last twelve months operating earnings (sales
(net) minus cost of goods sold and selling, general, and administrative expenses before deducting depreciation, depletion and amortization).

   Principal Risks. As with all investments, you can lose money by investing in this Portfolio. The Portfolio also might not perform as well as you expect. This can happen for reasons such as these:

     o Security prices will fluctuate. The value of your investment may fall over time.

     o An issuer may be unwilling or unable to declare dividends in the future, or may reduce the level of dividends declared. This may result in a reduction in the value of your Units.

     o The financial condition of an issuer may worsen or its credit ratings may drop, resulting in a reduction in the value of your Units. This may occur at any point in time, including during the initial offering period.

     o The Portfolio's performance might not sufficiently correspond to published hypothetical performance of the Portfolio's investment strategy. This can happen for reasons such as an inability to exactly replicate the weightings of stocks in the strategy or be fully invested, timing of the Portfolio offering or timing of your investment, and Portfolio expenses.

     o The Portfolio invests in stocks of small capitalization companies. These stocks are often more volatile and have lower trading volumes than stocks of larger companies. Small capitalization companies may have limited products or financial resources, management inexperience and less publicly available information.

     o The Portfolio is concentrated in securities issued by companies in the information technology sector. Negative developments in this sector will affect the value of your investment more than would be the case in a more diversified investment.

     o We do not actively manage the Portfolio. Except in limited circumstances, the Portfolio will hold, and continue to buy, shares of the same securities even if their market value declines.


                                   Fee Table

     The amounts below are estimates of the direct and indirect expenses that you may incur based on a $10 Public Offering Price per Unit. Actual expenses may vary.

                                     As a % of
                                      Public      Amount
                                     Offering    Per 100
Sales Charge                           Price      Units
                                     ---------  ---------
Initial sales charge                   1.000%    $10.000
Deferred sales charge                  1.450      14.500
Creation and development fee           0.500       5.000
                                     ---------  ---------
Maximum sales charge                   2.950%    $29.500
                                     =========  =========

                                      As a %      Amount
                                      of Net     Per 100
                                      Assets      Units
                                     ---------  ---------
Estimated Organization Costs           0.518%    $ 5.000
                                     =========  =========
Estimated Annual Expenses
Trustee's fee and operating expenses   0.374%    $ 3.611
Supervisory, bookkeeping
  and administrative fees              0.041       0.400
                                     ---------  ---------
Total                                  0.415%    $ 4.011*
                                     =========  =========


                                    Example

     This example helps you compare the cost of the Portfolio with other unit trusts and mutual funds. In the example we assume that the expenses do not change and that the Portfolio's annual return is 5%. Your actual returns and expenses will vary. This example also assumes that you continue to follow the Portfolio strategy and roll your investment, including all distributions, into a new trust each year subject to a reduced rollover sales charge of 1.95%. Based on these assumptions, you would pay the following expenses for every $10,000 you invest in the Portfolio:

1 year    $    385
3 years        967
5 years      1,572
10 years     3,194

------------------
* The estimated annual expenses are based upon the estimated trust size for the Portfolio determined as of the initial date of deposit. Because certain of the operating expenses are fixed amounts, if the Portfolio does not reach the estimated size, or if the value of the Portfolio or number of outstanding units decline over the life of the trust, or if the actual amount of the operating expenses exceeds the estimated amounts, the actual amount of the operating expenses per 100 units would exceed the estimated amounts. In some cases, the actual amount of operating expenses may substantially differ from the amounts reflected above.


     The maximum sales charge is 2.95% of the Public Offering Price per Unit. The initial sales charge is the difference between the total sales charge (maximum of 2.95% of the Public Offering Price) and the sum of the remaining deferred sales charge and the total creation and development fee. The deferred sales charge is fixed at $0.145 per Unit and accrues daily from May 10, 2012 through October 9, 2012. Your Portfolio pays a proportionate amount of this charge on the 10th day of each month beginning in the accrual period until paid in full. The combination of the initial and deferred sales charges comprises the "transactional sales charge". The creation and development fee is fixed at $0.05 per Unit and is paid at the earlier of the end of the initial offering period (anticipated to be three months) or six months following the Initial Date of Deposit.


--------------------------------------------------------------------------------
                       Essential Information

Unit Price at Initial Date of Deposit                     $10.0000

Initial Date of Deposit                           January 11, 2012

Mandatory Termination Date                          April 11, 2013

Estimated Net Annual Income1                     $0.07779 per Unit

Estimated Initial Distribution1                     $0.02 per Unit

Record Dates                                 10th day of May 2012,
                                     August 2012 and November 2012

Distribution Dates                           25th day of May 2012,
                                     August 2012 and November 2012

CUSIP Numbers                                    Cash -- 92120R102
                                             Reinvest -- 92120R110
                                        Wrap Fee Cash -- 92120R128
                                    Wrap Fee Reinvest -- 92120R136
--------------------------------------------------------------------------------

1 As of close of business day prior to Initial Date of Deposit. The actual distributions you receive will vary from the estimated amount due to changes in the Portfolio's fees and expenses, in actual income received by the Portfolio, currency fluctuations and with changes in the Portfolio such as the acquisition or liquidation of securities. See "Rights of Unitholders--Estimated Distributions."


Hypothetical Strategy Performance


   The table below compares the hypothetical total return of stocks selected using the Portfolio's investment strategy (the "Hypothetical Strategy Stocks") with the stocks in the Standard & Poor's Composite 1500 Index ("S&P 1500 Index") and the Standard & Poor's 500 Index ("S&P 500 Index"). Total return includes any dividends paid on the stocks together with any increase or decrease in the value of the stocks. The table illustrates a hypothetical investment in the Hypothetical Strategy Stocks at the beginning of each year -- similar to buying Units of the Portfolio, redeeming them after one year and reinvesting the proceeds in a new portfolio each year.

   These hypothetical returns are not actual past performance of the Portfolio or prior series but do reflect the sales charge or expenses you will pay. Of course, these hypothetical returns are not guarantees of future results and the value of your Units will fluctuate. You should note that the returns shown below are hypothetical annual returns based on a calendar year investment. The performance of the Portfolio may differ because the Portfolio has a 15 month life that is not based on a calendar year investment cycle. For more information about the hypothetical total return calculations, see "Notes to Hypothetical Performance Tables".


          Hypothetical Total Return
-------------------------------------------------

      Hypothetical
        Strategy         S&P 1500        S&P 500
Year     Stocks           Index           Index

-------------------------------------------------
1997      37.22%          32.93%          33.36%
1998      24.97           26.23           28.58
1999      26.63           20.25           21.04
2000      10.37           (6.97)          (9.10)
2001       3.68          (10.64)         (11.89)
2002      (9.41)         (21.31)         (22.10)
2003      35.09           29.58           28.68
2004      18.46           11.79           10.88
2005      11.37            5.69            4.91
2006      15.63           15.40           15.79
2007       2.79            5.55            5.49
2008     (31.77)         (36.71)         (37.00)
2009      37.87           27.27           26.47
2010      24.11           16.43           15.06
2011       1.56            1.77            2.11

See "Notes to Hypothetical Performance Tables".

All Cap Core Strategy 2012-1
Portfolio
-------------------------------------------------------------------------------------
                                                              Current   Cost of
Number                                          Market Value  Dividend  Securities to
of Shares Name of Issuer (1)                    per Share (2) Yield (3) Portfolio (2)
-------------------------------------------------------------------------------------
          Consumer Discretionary - 14.08%
     15    Children's Place Retail Stores, Inc. $    49.4700     0.00%  $     742.05
     36    Coach, Inc.                               62.3200     1.44       2,243.52
     48    Crocs, Inc                                15.9500     0.00         765.60
     21    Dick's Sporting Goods, Inc.               36.2300     1.38         760.83
     30    Foot Locker, Inc.                         24.9900     2.64         749.70
     52    Fred's, Inc. - CL A                       14.3900     1.39         748.28
    123    Gap, Inc.                                 18.1400     2.48       2,231.22
     41    Marriott Vacations Worldwide
             Corporation                             18.2900     0.00         749.89
     53    Nutrisystem, Inc.                         14.3400     4.88         760.02
     19    Papa John's International, Inc.           38.2400     0.00         726.56
     69    Pep Boys - Manny, Moe & Jack              10.8100     1.11         745.89
     12    Polaris Industries, Inc.                  60.9600     1.48         731.52
     44    Ross Stores, Inc.                         50.3100     0.87       2,213.64
     79    Saks, Inc.                                 9.2700     0.00         732.33
     24    Sherwin-Williams Company                  94.5000     1.54       2,268.00
+    17    Signet Jewelers, Ltd.                     44.0500     0.00         748.85
     55    Stage Stores, Inc                         13.5500     2.66         745.25
     21    Sturm, Ruger & Company, Inc.              35.3300     1.23         741.93
     21    True Religion Apparel, Inc.               35.3100     0.00         741.51
     23    Zumiez, Inc.                              31.7300     0.00         729.79
          Consumer Staples - 0.49%
     46    Inter Parfums, Inc.                       15.8700     2.02         730.02
          Energy - 1.50%
     48    Arch Coal, Inc.                           15.6700     2.81         752.16
     18    Atwood Oceanics, Inc.                     41.6800     0.00         750.24
     12    Contango Oil & Gas Company                59.9000     0.00         718.80
          Financials - 14.02%
    162    Fifth Third Bancorp                       13.8500     2.31       2,243.70
     21    Hanover Insurance Group, Inc.             35.6000     3.37         747.60
    277    KeyCorp                                    8.1400     1.47       2,254.78
     88    NASDAQ OMX Group, Inc.                    25.1700     0.00       2,214.96
     46    Pinnacle Financial Partners, Inc.         15.8700     0.00         730.02
     36    PNC Financial Services Group, Inc.        61.5700     2.27       2,216.52
     30    Protective Life Corporation               24.4700     2.62         734.10
     14    Reinsurance Group of America, Inc.        53.4400     1.35         748.16
     10    RLI Corporation                           73.9600     1.62         739.60
     35    Tower Group, Inc.                         21.1300     3.55         739.55
     37    Travelers Companies, Inc.                 60.1000     2.73       2,223.70
     79    U.S. Bancorp                              28.2600     1.77       2,232.54
     75    Wells Fargo & Company                     29.4100     1.63       2,205.75
     11    World Acceptance Corporation              68.9100     0.00         758.01
          Health Care - 18.52%
     50    Aetna, Inc.                               44.3200     1.58       2,216.00
     57    AmerisourceBergen Corporation             39.0100     1.33       2,223.57
     19    Biogen Idec, Inc.                        114.8800     0.00       2,182.72

All Cap Core Strategy 2012-1
Portfolio (continued)
-------------------------------------------------------------------------------------
                                                              Current   Cost of
Number                                          Market Value  Dividend  Securities to
of Shares Name of Issuer (1)                    per Share (2) Yield (3) Portfolio (2)
-------------------------------------------------------------------------------------
            Health Care - continued
         97  CareFusion Corporation            $    22.9900     0.00%  $    2,230.03
         32  Celgene Corporation                    70.2600     0.00        2,248.32
         42  Community Health Systems, Inc.         17.4700     0.00          733.74
         14  CorVel Corporation                     52.3300     0.00          732.62
         15  Covance, Inc.                          49.2400     0.00          738.60
         55  Eli Lilly and Company                  40.3300     4.86        2,218.15
         44  Express Scripts, Inc.                  49.6700     0.00        2,185.48
         50  Gilead Sciences, Inc.                  44.2500     0.00        2,212.50
        134  Health Management Associates,
               Inc. - CL A                           6.0500     0.00          810.70
         22  Hill-Rom Holdings, Inc.                34.4900     1.30          758.78
         17  ICU Medical, Inc                       44.9200     0.00          763.64
         20  LifePoint Hospitals, Inc.              36.3600     0.00          727.20
         28  Molina Healthcare, Inc.                26.8900     0.00          752.92
        102  Pfizer, Inc.                           21.9400     4.01        2,237.88
         29  ResMed, Inc.                           26.1400     0.00          758.06
         15  United Therapeutics Corporation        48.7600     0.00          731.40
            Industrials - 15.11%
         15  AGCO Corporation                       49.8400     0.00          747.60
         14  Allegiant Travel Company               53.2700     0.00          745.78
         30  Boeing Company                         75.0000     2.35        2,250.00
         25  Con-way, Inc.                          29.3400     1.36          733.50
         25  ESCO Technologies, Inc.                29.7500     1.08          743.75
         32  General Dynamics Corporation           69.9300     2.69        2,237.76
         18  Graco, Inc.                            40.4500     2.22          728.10
         36  Harsco Corporation                     20.5000     4.00          738.00
         54  Jacobs Engineering Group, Inc.         41.6800     0.00        2,250.72
        128  JetBlue Airways Corporation             5.9200     0.00          757.76
         47  Kelly Services, Inc. - CL A            16.2700     1.23          764.69
         18  Lincoln Electric Holdings, Inc.        40.6100     1.67          730.98
         61  Navigant Consulting, Inc.              12.0700     0.00          736.27
         19  Old Dominion Freight Line, Inc.        39.6100     0.00          752.59
         50  Orbital Sciences Corporation           14.8800     0.00          744.00
         28  Parker Hannifin Corporation            81.2200     1.82        2,274.16
         30  Rockwell Automation, Inc.              74.8600     2.27        2,245.80
         11  SPX Corporation                        66.7300     1.50          734.03
         12  Toro Company                           64.4100     1.37          772.92
         23  United Rentals, Inc.                   31.4100     0.00          722.43
            Information Technology - 27.43%
         76  Adobe Systems, Inc.                    29.2000     0.00        2,219.20
         57  Agilent Technologies, Inc.             39.1000     0.00        2,228.70
          7  Alliance Data Systems Corporation     104.9600     0.00          734.72
         59  Altera Corporation                     37.6800     0.85        2,223.12
         61  Analog Devices, Inc.                   36.7600     2.72        2,242.36
        106  CA, Inc.                               20.9400     0.96        2,219.64
        118  Cisco Systems, Inc.                    18.8300     1.27        2,221.94

All Cap Core Strategy 2012-1
Portfolio (continued)
-------------------------------------------------------------------------------------
                                                              Current   Cost of
Number                                          Market Value  Dividend  Securities to
of Shares Name of Issuer (1)                    per Share (2) Yield (3) Portfolio (2)
-------------------------------------------------------------------------------------
            Information Technology - continued
         32  Cree, Inc.                         $    23.0600     0.00%  $     737.92
         15  Cymer, Inc                              50.4000     0.00         756.00
        140  Dell, Inc.                              15.8200     0.00       2,214.80
         16  DST Systems, Inc.                       47.5900     1.47         761.44
         30  Heartland Payment Systems, Inc.         24.8400     0.64         745.20
         42  Insight Enterprises, Inc.               17.3400     0.00         728.28
         26  j2 Global, Inc.                         27.9100     2.87         725.66
          6  MasterCard, Inc. - CL A                348.8300     0.17       2,092.98
         17  MAXIMUS, Inc.                           44.5100     0.81         756.67
         26  MKS Instruments, Inc.                   28.4300     2.11         739.18
         17  MTS Systems Corporation                 43.5600     2.30         740.52
         44  NCR Corporation                         16.7500     0.00         737.00
        154  NVIDIA Corporation                      14.4800     0.00       2,229.92
         43  Polycom, Inc.                           17.2300     0.00         740.89
         40  QUALCOMM, Inc.                          55.7500     1.54       2,230.00
         28  Rofin-Sinar Technologies, Inc.          26.5900     0.00         744.52
         28  Rovi Corporation                        26.4500     0.00         740.60
         42  Skyworks Solutions, Inc.                17.9800     0.00         755.16
         45  Super Micro Computer, Inc.              16.6200     0.00         747.90
         14  Tech Data Corporation                   51.5700     0.00         721.98
         32  TIBCO Software, Inc.                    23.3500     0.00         747.20
         20  VeriFone Systems, Inc.                  36.8100     0.00         736.20
        119  Western Union Company                   18.6000     1.72       2,213.40
         68  Xilinx, Inc.                            32.9300     2.31       2,239.24
            Materials - 7.36%
         34  A. Schulman, Inc.                       21.5000     3.16         731.00
         12  Ashland, Inc.                           59.0000     1.19         708.00
         21  Buckeye Technologies, Inc.              35.1200     0.68         737.52
         13  Carpenter Technology Corporation        55.3000     1.30         718.90
         78  Century Aluminum Company                 9.4000     0.00         733.20
         13  CF Industries Holdings, Inc.           166.2100     0.96       2,160.73
         32  Cliffs Natural Resources, Inc.          68.8200     1.63       2,202.24
         30  H.B. Fuller Company                     24.2600     1.24         727.80
         70  International Paper Company             31.3200     3.35       2,192.40
            Telecommunication Services - 0.50%
         21  NeuStar, Inc. - CL A                    35.1900     0.00         738.99
            Utilities - 0.99%
         28  Hawaiian Electric Industries, Inc.      26.0000     4.77         728.00
         26  UGI Corporation                         28.4500     3.66         739.70
-----------                                                             ------------
      5,272                                                             $ 148,280.56
===========                                                             ============


See "Notes to Portfolios".


Large Cap Core Strategy

   Investment Objective. The Portfolio seeks to provide capital appreciation.


   Principal Investment Strategy. The Portfolio seeks to achieve its objective by using an enhanced index strategy to select a portfolio of 40 stocks. The selection process selects 20 stocks using the Large Cap Growth Strategy and 20 stocks using the Large Cap Value Strategy. Van Kampen Funds Inc., the Sponsor, implemented the Portfolio strategy using information available as of the close of business on January 3, 2012.


   Large Cap Growth Strategy:
   --------------------------

   Step 1: Begin with the stocks in the S&P 500 Growth Index*

   Step 2: Exclude the bottom 20% of stocks based on Market Capitalization (share price multiplied by number of shares outstanding)


   Step 3: Rank the remaining stocks from the previous step based on the Price-to-Free Cash Flow and select the lowest 100

   Step 4: Rank the remaining stocks from the previous step based on Return on Invested Capital and select the highest 50


   Step 5: Select 20 stocks with the highest 3-Month Relative Sector Performance for the Portfolio

   No more than eight of the stocks in the initial portfolio will be selected from any single economic sector (as defined by S&P's Global Industry Classification Standard ("GICS")). If two stocks have the same rank after Step 5, the stock with the next rank based on higher Return on Invested Capital will be selected. In addition, a stock will be excluded and such stock will be replaced with the stock with the next rank through Step 5, if, based on publicly available information as of the selection date, the company is the target of an announced business acquisition which the Sponsor expects will close within six months of the Date of Deposit or if the company is an affiliate of the Sponsor.

------------------
* For stocks included in both the S&P 500 Growth and the S&P 500 Value Indices, include only stocks with a higher "Growth Weight" than "Value Weight" for the Large Cap Growth Strategy, or with the higher "Value Weight" than "Growth Weight" for the Large Cap Value Strategy. "Growth Weight" and "Value Weight" are metrics furnished by S&P representing a company's weight within its respective S&P index.


   Large Cap Value Strategy:
   -------------------------

   Step 1: Begin with the stocks in the S&P 500 Value Index*

   Step 2: Exclude the bottom 20% of stocks based on Market Capitalization


   Step 3: Rank the remaining stocks from the previous step based on the highest 6-Month Relative Sector Performance and select the highest 100

   Step 4: Rank the remaining stocks from the previous step based on Cash Percentage of Market Capitalization and select the highest 50


   Step 5: Select 20 stocks with the lowest Price-to-Free Cash Flow for the Portfolio

   No more than eight of the stocks in the initial portfolio will be selected from any single economic sector (as defined by GICS). If two stocks have the same rank after Step 5, the stock with the next rank based on higher Cash Percentage of Market Capitalization will be selected. In addition, a stock will be excluded and such stock will be replaced with the stock with the next rank through Step 5, if, based on publicly available information as of the selection date, the company is the target of an announced business acquisition which the Sponsor expects will close within six months of the Date of Deposit or if the company is an affiliate of the Sponsor.


   With respect to each strategy described above, if more than 8 stocks in the initial portfolio are from a single economic sector (as defined by GICS), any such additional stock will be replaced with the stock with the next highest rank after Step 5 that is not in the same sector.


   The Portfolio is designed as part of a long-term investment strategy. The Sponsor may offer a subsequent series of the portfolio when the current Portfolio terminates. As a result, you may achieve more consistent overall results by following the strategy over several years if subsequent series are available. For more information see "Rights of Unitholders--Rollover".

   Factor Definitions:
   -------------------

   Price-to-Free Cash Flow - Stock price divided by last twelve months free cash flow. "Free cash flow" is net income plus depreciation and amortization and deferred income taxes; and minus capital expenditures and common and preferred dividends; all from the cash flow statement.

   Return on Invested Capital - Last twelve months net income before extraordinary items divided by total capital (long-term debt plus common and preferred equity and minority interest).

   3-Month Relative Sector Performance - The percentage return of the stock over the last three months relative to the median return of all stocks in its sector.

   6-Month Relative Sector Performance - The percentage return of the stock over the last six months relative to the median return for all stocks in its sector.

   Cash Percentage of Market Capitalization - Cash divided by market capitalization.

   Principal Risks. As with all investments, you can lose money by investing in this Portfolio. The Portfolio also might not perform as well as you expect. This can happen for reasons such as these:

     o Security prices will fluctuate. The value of your investment may fall over time.

     o An issuer may be unwilling or unable to declare dividends in the future, or may reduce the level of dividends declared. This may result in a reduction in the value of your Units.

     o The financial condition of an issuer may worsen or its credit ratings may drop, resulting in a reduction in the value of your Units. This may occur at any point in time, including during the initial offering period.

     o The Portfolio's performance might not sufficiently correspond to published hypothetical performance of the Portfolio's investment strategy. This can happen for reasons such as an inability to exactly replicate the weightings of stocks in the strategy or be fully invested, timing of the Portfolio offering or timing of your investment, and Portfolio expenses.

     o The Portfolio is concentrated in securities issued by companies in the information technology sector. Negative developments in this sector will affect the value of your investment more than would be the case in a more diversified investment.

     o We do not actively manage the Portfolio. Except in limited circumstances, the Portfolio will hold, and continue to buy, shares of the same securities even if their market value declines.


                                   Fee Table

     The amounts below are estimates of the direct and indirect expenses that you may incur based on a $10 Public Offering Price per Unit. Actual expenses may vary.

                                     As a % of
                                      Public      Amount
                                     Offering    Per 100
Sales Charge                           Price      Units
                                     ---------  ---------
Initial sales charge                   1.000%    $10.000
Deferred sales charge                  1.450      14.500
Creation and development fee           0.500       5.000
                                     ---------  ---------
Maximum sales charge                   2.950%    $29.500
                                     =========  =========

                                      As a %      Amount
                                      of Net     Per 100
                                      Assets      Units
                                     ---------  ---------
Estimated Organization Costs           0.518%     $5.000
                                     =========  =========
Estimated Annual Expenses
Trustee's fee and operating expenses   0.299%    $ 2.883
Supervisory, bookkeeping
  and administrative fees              0.041       0.400
                                     ---------  ---------
Total                                  0.340%    $ 3.283*
                                     =========  =========


                                    Example

     This example helps you compare the cost of the Portfolio with other unit trusts and mutual funds. In the example we assume that the expenses do not change and that the Portfolio's annual return is 5%. Your actual returns and expenses will vary. This example also assumes that you continue to follow the Portfolio strategy and roll your investment, including all distributions, into a new trust each year subject to a reduced rollover sales charge of 1.95%. Based on these assumptions, you would pay the following expenses for every $10,000 you invest in the Portfolio:

1 year    $    378
3 years        946
5 years      1,537
10 years     3,126

------------------
* The estimated annual expenses are based upon the estimated trust size for the Portfolio determined as of the initial date of deposit. Because certain of the operating expenses are fixed amounts, if the Portfolio does not reach the estimated size, or if the value of the Portfolio or number of outstanding units decline over the life of the trust, or if the actual amount of the operating expenses exceeds the estimated amounts, the actual amount of the operating expenses per 100 units would exceed the estimated amounts. In some cases, the actual amount of operating expenses may substantially differ from the amounts reflected above.


     The maximum sales charge is 2.95% of the Public Offering Price per Unit. The initial sales charge is the difference between the total sales charge (maximum of 2.95% of the Public Offering Price) and the sum of the remaining deferred sales charge and the total creation and development fee. The deferred sales charge is fixed at $0.145 per Unit and accrues daily from May 10, 2012 through October 9, 2012. Your Portfolio pays a proportionate amount of this charge on the 10th day of each month beginning in the accrual period until paid in full. The combination of the initial and deferred sales charges comprises the "transactional sales charge". The creation and development fee is fixed at $0.05 per Unit and is paid at the earlier of the end of the initial offering period (anticipated to be three months) or six months following the Initial Date of Deposit.

--------------------------------------------------------------------------------
                       Essential Information

Unit Price at Initial Date of Deposit                     $10.0000

Initial Date of Deposit                           January 11, 2012

Mandatory Termination Date                          April 11, 2013

Estimated Net Annual Income1                     $0.10353 per Unit

Estimated Initial Distribution1                     $0.03 per Unit

Record Dates                                 10th day of May 2012,
                                     August 2012 and November 2012

Distribution Dates                           25th day of May 2012,
                                     August 2012 and November 2012

CUSIP Numbers                                    Cash -- 92119J608
                                             Reinvest -- 92119J616
                                        Wrap Fee Cash -- 92119J624
                                    Wrap Fee Reinvest -- 92119J632
--------------------------------------------------------------------------------

1 As of close of business day prior to Initial Date of Deposit. The actual distributions you receive will vary from the estimated amount due to changes in the Portfolio's fees and expenses, in actual income received by the Portfolio, currency fluctuations and with changes in the Portfolio such as the acquisition or liquidation of securities. See "Rights of Unitholders--Estimated Distributions."



Hypothetical Strategy Performance


   The table below compares the hypothetical total return of stocks selected using the Portfolio's investment strategy (the "Hypothetical Strategy Stocks") with the stocks in the Standard & Poor's 500 Index ("S&P 500 Index"). Total return includes any dividends paid on the stocks together with any increase or decrease in the value of the stocks. The table illustrates a hypothetical investment in the Hypothetical Strategy Stocks at the beginning of each year -- similar to buying Units of the Portfolio, redeeming them after one year and reinvesting the proceeds in a new portfolio each year.

   These hypothetical returns are not actual past performance of the Portfolio or prior series but do reflect the sales charge or expenses you will pay. Of course, these hypothetical returns are not guarantees of future results and the value of your Units will fluctuate. You should note that the returns shown below are hypothetical annual returns based on a calendar year investment. The performance of the Portfolio may differ because the Portfolio has a 15 month life that is not based on a calendar year investment cycle. For more information about the hypothetical total return calculations, see "Notes to Hypothetical Performance Tables".


       Hypothetical Total Return
---------------------------------------

            Hypothetical
              Strategy         S&P 500
Year           Stocks           Index

---------------------------------------
1993            6.99%           10.06%
1994            1.28             1.32
1995           35.08            37.58
1996           22.68            22.96
1997           44.20            33.36
1998           34.76            28.58
1999           36.10            21.04
2000            3.69            (9.10)
2001          (11.66)          (11.89)
2002           (9.82)          (22.10)
2003           28.17            28.68
2004           17.98            10.88
2005           11.67             4.91
2006           19.78            15.79
2007           (0.11)            5.49
2008          (33.63)          (37.00)
2009           25.38            26.47
2010           20.73            15.06
2011            3.86             2.11

See "Notes to Hypothetical Performance Tables".

Large Cap Core Strategy 2012-1
Portfolio
-------------------------------------------------------------------------------------
                                                              Current   Cost of
Number                                          Market Value  Dividend  Securities to
of Shares   Name of Issuer (1)                  per Share (2) Yield (3) Portfolio (2)
-------------------------------------------------------------------------------------
            Consumer Discretionary - 10.03%
         60  Coach, Inc.                        $    62.3200     1.44%  $   3,739.20
        206  Gap, Inc.                               18.1400     2.48       3,736.84
         74  Ross Stores, Inc.                       50.3100     0.87       3,722.94
         39  Sherwin-Williams Company                94.5000     1.54       3,685.50
            Financials - 17.53%
        270  Fifth Third Bancorp                     13.8500     2.31       3,739.50
        461  KeyCorp                                  8.1400     1.47       3,752.54
        147  NASDAQ OMX Group, Inc.                  25.1700     0.00       3,699.99
         60  PNC Financial Services Group, Inc.      61.5700     2.27       3,694.20
         62  Travelers Companies, Inc.               60.1000     2.73       3,726.20
        131  U.S. Bancorp                            28.2600     1.77       3,702.06
        126  Wells Fargo & Company                   29.4100     1.63       3,705.66
            Health Care - 22.43%
         83  Aetna, Inc.                             44.3200     1.58       3,678.56
         95  AmerisourceBergen Corporation           39.0100     1.33       3,705.95
         32  Biogen Idec, Inc.                      114.8800     0.00       3,676.16
        162  CareFusion Corporation                  22.9900     0.00       3,724.38
         53  Celgene Corporation                     70.2600     0.00       3,723.78
         92  Eli Lilly and Company                   40.3300     4.86       3,710.36
         74  Express Scripts, Inc.                   49.6700     0.00       3,675.58
         83  Gilead Sciences, Inc.                   44.2500     0.00       3,672.75
        170  Pfizer, Inc.                            21.9400     4.01       3,729.80
            Industrials - 12.54%
         49  Boeing Company                          75.0000     2.35       3,675.00
         53  General Dynamics Corporation            69.9300     2.69       3,706.29
         90  Jacobs Engineering Group, Inc.          41.6800     0.00       3,751.20
         46  Parker Hannifin Corporation             81.2200     1.82       3,736.12
         50  Rockwell Automation, Inc.               74.8600     2.27       3,743.00
            Information Technology - 30.04%
        127 Adobe Systems, Inc.                      29.2000     0.00       3,708.40
         95  Agilent Technologies, Inc.              39.1000     0.00       3,714.50
         99  Altera Corporation                      37.6800     0.85       3,730.32
        101  Analog Devices, Inc.                    36.7600     2.72       3,712.76
        177  CA, Inc.                                20.9400     0.96       3,706.38
        196  Cisco Systems, Inc.                     18.8300     1.27       3,690.68
        234  Dell, Inc.                              15.8200     0.00       3,701.88
         11  MasterCard, Inc. - CL A                348.8300     0.17       3,837.13
        256  NVIDIA Corporation                      14.4800     0.00       3,706.88
         66  QUALCOMM, Inc.                          55.7500     1.54       3,679.50
        198  Western Union Company                   18.6000     1.72       3,682.80
        113  Xilinx, Inc.                            32.9300     2.31       3,721.09

Large Cap Core Strategy 2012-1
Portfolio (continued)
-------------------------------------------------------------------------------------
                                                              Current   Cost of
Number                                          Market Value  Dividend  Securities to
of Shares   Name of Issuer (1)                  per Share (2) Yield (3) Portfolio (2)
-------------------------------------------------------------------------------------
            Materials - 7.43%
         22  CF Industries Holdings, Inc.       $   166.2100     0.96%  $   3,656.62
         54  Cliffs Natural Resources, Inc.          68.8200     1.63       3,716.28
        117  International Paper Company             31.3200     3.35       3,664.44
-----------                                                             ------------
      4,634                                                             $ 148,443.22
===========                                                             ============

See "Notes to Portfolios".


Mid Cap Core Strategy

   Investment Objective. The Portfolio seeks to provide capital appreciation.


   Principal Investment Strategy. The Portfolio seeks to achieve its objective by using an enhanced index strategy to select a portfolio of 40 stocks. The selection process selects 20 stocks using the Mid Cap Growth Strategy and 20 stocks using the Mid Cap Value Strategy. Van Kampen Funds Inc., the Sponsor, implemented the Portfolio strategy using information available as of the close of business on January 3, 2012.


   Mid Cap Growth Strategy:
   ------------------------

   Step 1: Begin with the stocks in the S&P MidCap 400 Growth Index*

   Step 2: Exclude the bottom 20% of stocks based on Market Capitalization (share price multiplied by number of shares outstanding)


   Step 3: Rank the remaining stocks from the previous step based on the Forward P/E and select the lowest 100

   Step 4: Rank the remaining stocks from the previous step based on Cash Percentage of Market Capitalization and select the highest 50


   Step 5: Select 20 stocks with the highest Long-Term Growth Rates for the Portfolio

   No more than eight of the stocks in the initial portfolio will be selected from any single economic sector (as defined by S&P's Global Industry Classification Standard ("GICS")). If two stocks have the same rank after Step 5, the stock with the next rank based on higher Cash Percentage of Market Capitalization will be selected. In addition, a stock will be excluded and such stock will be replaced with the stock with the next rank through Step 5, if, based on publicly available information as of the selection date, the company is the target of an announced business acquisition which the Sponsor expects will close within six months of the Date of Deposit or if the company is an affiliate of the Sponsor.

--------------------
* For stocks included in both the S&P MidCap 400 Growth and the S&P MidCap 400 Value Indices, include only stocks with a higher "Growth Weight" than "Value Weight" for the Mid Cap Growth Strategy, or with the higher "Value Weight" than "Growth Weight" for the Mid Cap Value Strategy. "Growth Weight" and "Value Weight" are metrics furnished by S&P representing a company's weight within its respective S&P index.


   Mid Cap Value Strategy:
   -----------------------

   Step 1: Begin with the stocks in the S&P MidCap 400 Value Index*

   Step 2: Exclude the bottom 20% of stocks based on Market Capitalization


   Step 3: Rank the remaining stocks from the previous step based on the highest 1-Year Sales Growth and select the highest 100

   Step 4: Rank the remaining stocks from the previous step based on Operating Cash Flow-to-Net Income and select the highest 50


   Step 5: Select 20 stocks with the lowest Price-to-Sales for the Portfolio

   No more than eight of the stocks in the initial portfolio will be selected from any single economic sector (as defined by GICS). If two stocks have the same rank after Step 5, the stock with the next rank based on higher Operating Cash Flow-to-Net Income will be selected. In addition, a stock will be excluded and such stock will be replaced with the stock with the next rank through Step 5, if, based on publicly available information as of the selection date, the company is the target of an announced business acquisition which the Sponsor expects will close within six months of the date of the Date of Deposit or if the company is an affiliate of the Sponsor.


   With respect to each strategy described above, if more than 8 stocks in the initial portfolio are from a single economic sector (as defined by GICS), any such additional stock will be replaced with the stock with the next highest rank after Step 5 that is not in the same sector.


   The Portfolio is designed as part of a long-term investment strategy. The Sponsor may offer a subsequent series of the portfolio when the current Portfolio terminates. As a result, you may achieve more consistent overall results by following the strategy over several years if subsequent series are available. For more information see "Rights of Unitholders--Rollover".

   Factor Definitions:
   -------------------

   Forward P/E - First Call (or if not available for a particular company, I/B/E/S) next year fiscal year earnings divided by price. "First Call" is a database provided by Thompson Reuters that gathers research notes and earnings estimates from brokerage analysts. "I/B/E/S" is a database of security recommendations and estimates from many different contributing firms that translates the data into uniform consensus average recommendations and estimates from contributing firms.

   Cash Percentage of Market Capitalization - Cash divided by market capitalization.

   Long-Term Growth Rates - I/B/E/S mean growth rate estimate representing the expected annual increase in operating earnings over the next business cycle.

   1-Year Sales Growth - Percentage change in sales over the last twelve months.

   Operating Cash Flow-to-Net Income - Last twelve months cash from operations divided by last twelve months net income.

   Price-to-Sales - Price times shares outstanding divided by sales for the last twelve months.

   Principal Risks. As with all investments, you can lose money by investing in this Portfolio. The Portfolio also might not perform as well as you expect. This can happen for reasons such as these:

     o Security prices will fluctuate. The value of your investment may fall over time.

     o An issuer may be unwilling or unable to declare dividends in the future, or may reduce the level of dividends declared. This may result in a reduction in the value of your Units.

     o The financial condition of an issuer may worsen or its credit ratings may drop, resulting in a reduction in the value of your Units. This may occur at any point in time, including during the initial offering period.

     o The Portfolio's performance might not sufficiently correspond to published hypothetical performance of the Portfolio's investment strategy. This can happen for reasons such as an inability to exactly replicate the weightings of stocks in the strategy or be fully invested, timing of the Portfolio offering or timing of your investment, and Portfolio expenses.

     o We do not actively manage the Portfolio. Except in limited circumstances, the Portfolio will hold, and continue to buy, shares of the same securities even if their market value declines.


                                   Fee Table

     The amounts below are estimates of the direct and indirect expenses that you may incur based on a $10 Public Offering Price per Unit. Actual expenses may vary.

                                     As a % of
                                      Public      Amount
                                     Offering    Per 100
Sales Charge                           Price      Units
                                     ---------  ---------
Initial sales charge                   1.000%    $10.000
Deferred sales charge                  1.450      14.500
Creation and development fee           0.500       5.000
                                     ---------  ---------
Maximum sales charge                   2.950%    $29.500
                                     =========  =========

                                      As a %      Amount
                                      of Net     Per 100
                                      Assets      Units
                                     ---------  ---------
Estimated Organization Costs           0.518%    $ 5.000
                                     =========  =========
Estimated Annual Expenses
Trustee's fee and operating expenses   0.299%    $ 2.883
Supervisory, bookkeeping
  and administrative fees              0.041       0.400
                                     ---------  ---------
Total                                  0.340%    $ 3.283*
                                     =========  =========


                                    Example

     This example helps you compare the cost of the Portfolio with other unit trusts and mutual funds. In the example we assume that the expenses do not change and that the Portfolio's annual return is 5%. Your actual returns and expenses will vary. This example also assumes that you continue to follow the Portfolio strategy and roll your investment, including all distributions, into a new trust each year subject to a reduced rollover sales charge of 1.95%. Based on these assumptions, you would pay the following expenses for every $10,000 you invest in the Portfolio:

1 year    $    378
3 years        946
5 years      1,537
10 years     3,126

------------------
* The estimated annual expenses are based upon the estimated trust size for the Portfolio determined as of the initial date of deposit. Because certain of the operating expenses are fixed amounts, if the Portfolio does not reach the estimated size, or if the value of the Portfolio or number of outstanding units decline over the life of the trust, or if the actual amount of the operating expenses exceeds the estimated amounts, the actual amount of the operating expenses per 100 units would exceed the estimated amounts. In some cases, the actual amount of operating expenses may substantially differ from the amounts reflected above.


     The maximum sales charge is 2.95% of the Public Offering Price per Unit. The initial sales charge is the difference between the total sales charge (maximum of 2.95% of the Public Offering Price) and the sum of the remaining deferred sales charge and the total creation and development fee. The deferred sales charge is fixed at $0.145 per Unit and accrues daily from May 10, 2012 through October 9, 2012. Your Portfolio pays a proportionate amount of this charge on the 10th day of each month beginning in the accrual period until paid in full. The combination of the initial and deferred sales charges comprises the "transactional sales charge". The creation and development fee is fixed at $0.05 per Unit and is paid at the earlier of the end of the initial offering period (anticipated to be three months) or six months following the Initial Date of Deposit.

--------------------------------------------------------------------------------
                       Essential Information

Unit Price at Initial Date of Deposit                     $10.0000

Initial Date of Deposit                           January 11, 2012

Mandatory Termination Date                          April 11, 2013

Estimated Net Annual Income1                     $0.06331 per Unit

Record Dates                                 10th day of May 2012,
                                     August 2012 and November 2012

Distribution Dates                           25th day of May 2012,
                                     August 2012 and November 2012

CUSIP Numbers                                    Cash -- 92119J566
                                             Reinvest -- 92119J574
                                        Wrap Fee Cash -- 92119J582
                                    Wrap Fee Reinvest -- 92119J590
--------------------------------------------------------------------------------

1 As of close of business day prior to Initial Date of Deposit. The actual distributions you receive will vary from the estimated amount due to changes in the Portfolio's fees and expenses, in actual income received by the Portfolio, currency fluctuations and with changes in the Portfolio such as the acquisition or liquidation of securities. See "Rights of Unitholders--Estimated Distributions."


Hypothetical Strategy Performance


   The table below compares the hypothetical total return of stocks selected using the Portfolio's investment strategy (the "Hypothetical Strategy Stocks") with the stocks in the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"). Total return includes any dividends paid on the stocks together with any increase or decrease in the value of the stocks. The table illustrates a hypothetical investment in the Hypothetical Strategy Stocks at the beginning of each year -- similar to buying Units of the Portfolio, redeeming them after one year and reinvesting the proceeds in a new portfolio each year.

   These hypothetical returns are not actual past performance of the Portfolio or prior series but do reflect the sales charge or expenses you will pay. Of course, these hypothetical returns are not guarantees of future results and the value of your Units will fluctuate. You should note that the returns shown below are hypothetical annual returns based on a calendar year investment. The performance of the Portfolio may differ because the Portfolio has a 15 month life that is not based on a calendar year investment cycle. For more information about the hypothetical total return calculations, see "Notes to Hypothetical Performance Tables".


         Hypothetical Total Return
-------------------------------------------

             Hypothetical
              Strategy          S&P MidCap
Year           Stocks            400 Index

-------------------------------------------
1995            24.81%             30.95%
1996            37.17              19.23
1997            41.72              32.24
1998            15.26              19.09
1999             5.32              14.70
2000            14.36              17.51
2001            22.60              (0.60)
2002           (11.69)            (14.51)
2003            41.65              35.62
2004            21.88              16.49
2005            10.43              12.56
2006             7.71              10.32
2007            10.49               7.98
2008           (36.28)            (36.23)
2009+           70.15              37.38
2010            28.50              26.64
2011            (7.50)             (1.73)


+ These returns are the result of extraordinary market events and are not expected to be repeated.


See "Notes to Hypothetical Performance Tables".

Mid Cap Core Strategy 2012-1
Portfolio
-----------------------------------------------------------------------------------
                                                            Current   Cost of
Number                                        Market Value  Dividend  Securities to
of Shares Name of Issuer (1)                  per Share (2) Yield (3) Portfolio (2)
-----------------------------------------------------------------------------------
          Consumer Discretionary - 12.45%
    103    Dick's Sporting Goods, Inc.        $    36.2300     1.38%  $   3,731.69
    149    Foot Locker, Inc.                       24.9900     2.64       3,723.51
     61    Polaris Industries, Inc.                60.9600     1.48       3,718.56
    395    Saks, Inc.                               9.2700     0.00       3,661.65
+    83    Signet Jewelers, Ltd.                   44.0500     0.00       3,656.15
          Energy - 5.00%
    238    Arch Coal, Inc.                         15.6700     2.81       3,729.46
     89    Atwood Oceanics, Inc.                   41.6800     0.00       3,709.52
          Financials - 7.53%
    105    Hanover Insurance Group, Inc.           35.6000     3.37       3,738.00
    152    Protective Life Corporation             24.4700     2.62       3,719.44
     70    Reinsurance Group of America, Inc.      53.4400     1.35       3,740.80
          Health Care - 17.70%
    211    Community Health Systems, Inc.          17.4700     0.00       3,686.17
     75    Covance, Inc.                           49.2400     0.00       3,693.00
    671    Health Management Associates,
             Inc. - CL A                            6.0500     0.00       4,059.55
    108    Hill-Rom Holdings, Inc.                 34.4900     1.30       3,724.92
    102    LifePoint Hospitals, Inc.               36.3600     0.00       3,708.72
    143    ResMed, Inc.                            26.1400     0.00       3,738.02
     76    United Therapeutics Corporation         48.7600     0.00       3,705.76
          Industrials - 19.94%
     75    AGCO Corporation                        49.8400     0.00       3,738.00
    127    Con-way, Inc.                           29.3400     1.36       3,726.18
     91    Graco, Inc.                             40.4500     2.22       3,680.95
    181    Harsco Corporation                      20.5000     4.00       3,710.50
    638    JetBlue Airways Corporation              5.9200     0.00       3,776.96
     91    Lincoln Electric Holdings, Inc.         40.6100     1.67       3,695.51
     55    SPX Corporation                         66.7300     1.50       3,670.15
    116    United Rentals, Inc.                    31.4100     0.00       3,643.56
          Information Technology - 24.97%
     35    Alliance Data Systems Corporation      104.9600     0.00       3,673.60
    162    Cree, Inc.                              23.0600     0.00       3,735.72
     78    DST Systems, Inc.                       47.5900     1.47       3,712.02
    221    NCR Corporation                         16.7500     0.00       3,701.75
    217    Polycom, Inc.                           17.2300     0.00       3,738.91
    141    Rovi Corporation                        26.4500     0.00       3,729.45
    208    Skyworks Solutions, Inc.                17.9800     0.00       3,739.84
     72    Tech Data Corporation                   51.5700     0.00       3,713.04
    160    TIBCO Software, Inc.                    23.3500     0.00       3,736.00
     99    VeriFone Systems, Inc.                  36.8100     0.00       3,644.19
          Materials - 4.95%
     62    Ashland, Inc.                           59.0000     1.19       3,658.00
     67    Carpenter Technology Corporation        55.3000     1.30       3,705.10

Mid Cap Core Strategy 2012-1
Portfolio (continued)
-----------------------------------------------------------------------------------
                                                            Current   Cost of
Number                                        Market Value  Dividend  Securities to
of Shares Name of Issuer (1)                  per Share (2) Yield (3) Portfolio (2)
-----------------------------------------------------------------------------------
           Telecommunication Services - 2.49%
       105  NeuStar, Inc. - CL A               $   35.1900     0.00%  $   3,694.95
           Utilities - 4.97%
       141  Hawaiian Electric Industries, Inc.     26.0000     4.77       3,666.00
       131  UGI Corporation                        28.4500     3.66       3,726.95
----------                                                            ------------
     6,104                                                            $ 148,662.25
==========                                                            ============

See "Notes to Portfolios".


Small Cap Core Strategy

   Investment Objective. The Portfolio seeks to provide capital appreciation.


   Principal Investment Strategy. The Portfolio seeks to achieve its objective by using an enhanced index strategy to select a portfolio of 40 stocks. The selection process selects 20 stocks using the Small Cap Growth Strategy and 20 stocks using the Small Cap Value Strategy. Van Kampen Funds Inc., the Sponsor, implemented the Portfolio strategy using information available as of the close of business on January 3, 2012.


   Small Cap Growth Strategy:
   --------------------------

   Step 1: Begin with the stocks in the S&P SmallCap 600 Growth Index*

   Step 2: Exclude the bottom 20% of stocks based on Market Capitalization (share price multiplied by number of shares outstanding)


   Step 3: Rank remaining stocks from the previous step based on the Enterprise Value to EBITDA and select the lowest 100

   Step 4: Rank remaining stocks from the previous step based on Return on Invested Capital and select the highest 50


   Step 5: Select 20 stocks with the highest 6-Month Relative Sector Performance for the Portfolio

   No more than eight of the stocks in the initial portfolio will be selected from any single economic sector (as defined by S&P's Global Industry Classification Standard ("GICS")). If two stocks have the same rank after Step 5, the stock with the next rank based on higher Return on Invested Capital will be selected. In addition, a stock will be excluded and such stock will be replaced with the stock with the next rank through Step 5, if, based on publicly available information as of the selection date, the company is the target of an announced business acquisition which the Sponsor expects will close within six months of the Date of Deposit or if the company is an affiliate of the Sponsor.

-------------------
* For stocks included in both the S&P SmallCap 600 Growth and the S&P SmallCap 600 Value Indices, include only stocks with a higher "Growth Weight" than "Value Weight" for the Small Cap Growth Strategy, or with the higher "Value Weight" than "Growth Weight" for the Small Cap Value Strategy. "Growth Weight" and "Value Weight" are metrics furnished by S&P representing a company's weight within its respective S&P index.


   Small Cap Value Strategy:
   -------------------------

   Step 1: Begin with the stocks in the S&P SmallCap 600 Value Index*

   Step 2: Exclude the bottom 20% of stocks based on Market Capitalization


   Step 3: Rank remaining stocks from the previous step based on Long-Term Growth Rates and select the highest 100

   Step 4: Rank remaining stocks from the previous step based on Debt-to-Equity and select the lowest 50


   Step 5: Select 20 stocks with the lowest Price/ Operating Earnings for the Portfolio

   No more than eight of the stocks in the initial portfolio will be selected from any single economic sector (as defined by GICS). If two stocks have the same rank after Step 5, the stock with the next rank based on lowest Debt-to-Equity will be selected. In addition, a stock will be excluded and such stock will be replaced with the stock with the next rank through Step 5, if, based on publicly available information as of the selection date, the company is the target of an announced business acquisition which the Sponsor expects will close within six months of the Date of Deposit or if the company is an affiliate of the Sponsor.


   With respect to each strategy described above, if more than 8 stocks in the initial portfolio are from a single economic sector (as defined by GICS), any such additional stock will be replaced with the stock with the next highest rank after Step 5 that is not in the same sector.


   The Portfolio is designed as part of a long-term investment strategy. The Sponsor may offer a subsequent series of the portfolio when the current Portfolio terminates. As a result, you may achieve more consistent overall results by following the strategy over several years if subsequent series are available. For more information see "Rights of Unitholders--Rollover".

   Factor Definitions:
   -------------------

   Enterprise Value to EBITDA - Enterprise value divided by Earnings before Interest, Taxes, Depreciation, and Amortization ("EBITDA"). "Enterprise value" equals stock market capitalization plus sum of debt and preferred stock minus cash and cash equivalents.

   Return on Invested Capital - Last twelve months net income before extraordinary items divided by total capital (long-term debt plus common and preferred equity and minority interest).

   6-Month Relative Sector Performance - The percentage return of the stock over the last six months relative to the median return of all stocks in its sector.

   Long-Term Growth Rates - I/B/E/S mean growth rate estimate representing the expected annual increase in operating earnings over the next business cycle. "I/B/E/S" is a database of security recommendations and estimates from many different contributing firms that translates the data into uniform consensus average recommendations and estimates from contributing firms.

   Debt-to-Equity - Total debt (short-term plus long-term) dividend by equity (common plus preferred).

   Price/Operating Earnings - Last twelve months operating earnings (sales
(net) minus cost of goods sold and selling, general, and administrative expenses before deducting depreciation, depletion and amortization).

   Principal Risks. As with all investments, you can lose money by investing in this Portfolio. The Portfolio also might not perform as well as you expect. This can happen for reasons such as these:

     o Security prices will fluctuate. The value of your investment may fall over time.

     o An issuer may be unwilling or unable to declare dividends in the future, or may reduce the level of dividends declared. This may result in a reduction in the value of your Units.

     o The financial condition of an issuer may worsen or its credit ratings may drop, resulting in a reduction in the value of your Units. This may occur at any point in time, including during the initial offering period.

     o The Portfolio invests in stocks of small capitalization companies. These stocks are often more volatile and have lower trading volumes than stocks of larger companies. Small capitalization companies may have limited products or financial resources, management inexperience and less publicly available information.

     o The Portfolio's performance might not sufficiently correspond to published hypothetical performance of the Portfolio's investment strategy. This can happen for reasons such as an inability to exactly replicate the weightings of stocks in the strategy or be fully invested, timing of the Portfolio offering or timing of your investment, and Portfolio expenses.

     o The Portfolio is concentrated in securities issued by companies in the consumer discretionary sector. Negative developments in this sector will affect the value of your investment more than would be the case in a more diversified investment.

     o We do not actively manage the Portfolio. Except in limited circumstances, the Portfolio will hold, and continue to buy, shares of the same securities even if their market value declines.


                                   Fee Table

     The amounts below are estimates of the direct and indirect expenses that you may incur based on a $10 Public Offering Price per Unit. Actual expenses may vary.

                                     As a % of
                                      Public      Amount
                                     Offering    Per 100
Sales Charge                           Price      Units
                                     ---------  ---------
Initial sales charge                   1.000%    $10.000
Deferred sales charge                  1.450      14.500
Creation and development fee           0.500       5.000
                                     ---------  ---------
Maximum sales charge                   2.950%    $29.500
                                     =========  =========

                                      As a %      Amount
                                      of Net     Per 100
                                      Assets      Units
                                     ---------  ---------
Estimated Organization Costs           0.518%    $ 5.000
                                     =========  =========
Estimated Annual Expenses
Trustee's fee and operating expenses   0.299%    $ 2.883
Supervisory, bookkeeping
  and administrative fees              0.041       0.400
                                     ---------  ---------
Total                                  0.340%    $ 3.283*
                                     =========  =========


                                    Example

     This example helps you compare the cost of the Portfolio with other unit trusts and mutual funds. In the example we assume that the expenses do not change and that the Portfolio's annual return is 5%. Your actual returns and expenses will vary. This example also assumes that you continue to follow the Portfolio strategy and roll your investment, including all distributions, into a new trust each year subject to a reduced rollover sales charge of 1.95%. Based on these assumptions, you would pay the following expenses for every $10,000 you invest in the Portfolio:

1 year    $    378
3 years        946
5 years      1,537
10 years     3,126

------------------
* The estimated annual expenses are based upon the estimated trust size for the Portfolio determined as of the initial date of deposit. Because certain of the operating expenses are fixed amounts, if the Portfolio does not reach the estimated size, or if the value of the Portfolio or number of outstanding units decline over the life of the trust, or if the actual amount of the operating expenses exceeds the estimated amounts, the actual amount of the operating expenses per 100 units would exceed the estimated amounts. In some cases, the actual amount of operating expenses may substantially differ from the amounts reflected above.


     The maximum sales charge is 2.95% of the Public Offering Price per Unit. The initial sales charge is the difference between the total sales charge (maximum of 2.95% of the Public Offering Price) and the sum of the remaining deferred sales charge and the total creation and development fee. The deferred sales charge is fixed at $0.145 per Unit and accrues daily from May 10, 2012 through October 9, 2012. Your Portfolio pays a proportionate amount of this charge on the 10th day of each month beginning in the accrual period until paid in full. The combination of the initial and deferred sales charges comprises the "transactional sales charge". The creation and development fee is fixed at $0.05 per Unit and is paid at the earlier of the end of the initial offering period (anticipated to be three months) or six months following the Initial Date of Deposit.

--------------------------------------------------------------------------------
                       Essential Information

Unit Price at Initial Date of Deposit                     $10.0000

Initial Date of Deposit                           January 11, 2012

Mandatory Termination Date                          April 11, 2013

Estimated Net Annual Income1                                   N/A

Record Dates                                 10th day of May 2012,
                                     August 2012 and November 2012

Distribution Dates                           25th day of May 2012,
                                     August 2012 and November 2012

CUSIP Numbers                                    Cash -- 92121U583
                                             Reinvest -- 92121U591
                                        Wrap Fee Cash -- 92121U609
                                    Wrap Fee Reinvest -- 92121U617
--------------------------------------------------------------------------------

1 As of close of business day prior to Initial Date of Deposit. The actual distributions you receive will vary from the estimated amount due to changes in the Portfolio's fees and expenses, in actual income received by the Portfolio, currency fluctuations and with changes in the Portfolio such as the acquisition or liquidation of securities. See "Rights of Unitholders--Estimated Distributions."


Hypothetical Strategy Performance


   The table below compares the hypothetical total return of stocks selected using the Portfolio's investment strategy (the "Hypothetical Strategy Stocks") with the stocks in the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). Total return includes any dividends paid on the stocks together with any increase or decrease in the value of the stocks. The table illustrates a hypothetical investment in the Hypothetical Strategy Stocks at the beginning of each year -- similar to buying Units of the Portfolio, redeeming them after one year and reinvesting the proceeds in a new portfolio each year.

   These hypothetical returns are not actual past performance of the Portfolio or prior series but do reflect the sales charge or expenses you will pay. Of course, these hypothetical returns are not guarantees of future results and the value of your Units will fluctuate. You should note that the returns shown below are hypothetical annual returns based on a calendar year investment. The performance of the Portfolio may differ because the Portfolio has a 15 month life that is not based on a calendar year investment cycle. For more information about the hypothetical total return calculations, see "Notes to Hypothetical Performance Tables".


           Hypothetical Total Return
------------------------------------------------

                Hypothetical
                 Strategy          S&P SmallCap
    Year          Stocks            600 Index

------------------------------------------------
    1997           17.54%             25.58%
    1998            5.32              (1.32)
    1999           19.49              12.41
    2000           26.45              11.81
    2001           30.78               6.55
    2002           (5.90)            (14.63)
    2003           49.30              38.79
    2004           16.46              22.68
    2005           11.42               7.70
    2006           11.10              15.13
    2007            3.78              (0.30)
    2008          (21.71)            (31.07)
    2009           43.06              25.57
    2010           29.89              26.31
    2011            3.74               1.01

See "Notes to Hypothetical Performance Tables".

Small Cap Core Strategy 2012-1
Portfolio
--------------------------------------------------------------------------------------------
                                                                    Current    Cost of
Number                                                Market Value  Dividend   Securities to
of Shares   Name of Issuer (1)                        per Share (2) Yield (3)  Portfolio (2)
--------------------------------------------------------------------------------------------
            Consumer Discretionary - 27.63%
        75   Children's Place Retail Stores, Inc.     $   49.4700        0.00% $   3,710.25
       238   Crocs, Inc                                   15.9500        0.00      3,796.10
       258   Fred's, Inc. - CL A                          14.3900        1.39      3,712.62
       204   Marriott Vacations Worldwide Corporation     18.2900        0.00      3,731.16
       266   Nutrisystem, Inc.                            14.3400        4.88      3,814.44
        97   Papa John's International, Inc.              38.2400        0.00      3,709.28
       346   Pep Boys - Manny, Moe & Jack                 10.8100        1.11      3,740.26
       276   Stage Stores, Inc                            13.5500        2.66      3,739.80
       103   Sturm, Ruger & Company, Inc.                 35.3300        1.23      3,638.99
       105   True Religion Apparel, Inc.                  35.3100        0.00      3,707.55
       117   Zumiez, Inc.                                 31.7300        0.00      3,712.41
            Consumer Staples - 2.47%
       231   Inter Parfums, Inc.                          15.8700        2.02      3,665.97
            Energy - 2.50%
        62   Contango Oil & Gas Company                   59.9000        0.00      3,713.80
            Financials - 9.96%
       230   Pinnacle Financial Partners, Inc.            15.8700        0.00      3,650.10
        50   RLI Corporation                              73.9600        1.62      3,698.00
       176   Tower Group, Inc.                            21.1300        3.55      3,718.88
        54   World Acceptance Corporation                 68.9100        0.00      3,721.14
            Health Care - 7.51%
        71   CorVel Corporation                           52.3300        0.00      3,715.43
        83   ICU Medical, Inc                             44.9200        0.00      3,728.36
       138   Molina Healthcare, Inc.                      26.8900        0.00      3,710.82
            Industrials - 17.55%
        69   Allegiant Travel Company                     53.2700        0.00      3,675.63
       125   ESCO Technologies, Inc.                      29.7500        1.08      3,718.75
       233   Kelly Services, Inc. - CL A                  16.2700        1.23      3,790.91
       306   Navigant Consulting, Inc.                    12.0700        0.00      3,693.42
        94   Old Dominion Freight Line, Inc.              39.6100        0.00      3,723.34
       250   Orbital Sciences Corporation                 14.8800        0.00      3,720.00
        58   Toro Company                                 64.4100        1.37      3,735.78
            Information Technology - 22.45%
        73   Cymer, Inc                                   50.4000        0.00      3,679.20
       149   Heartland Payment Systems, Inc.              24.8400        0.64      3,701.16
       211   Insight Enterprises, Inc.                    17.3400        0.00      3,658.74
       131   j2 Global, Inc.                              27.9100        2.87      3,656.21
        84   MAXIMUS, Inc.                                44.5100        0.81      3,738.84
       130   MKS Instruments, Inc.                        28.4300        2.11      3,695.90
        86   MTS Systems Corporation                      43.5600        2.30      3,746.16
       141   Rofin-Sinar Technologies, Inc.               26.5900        0.00      3,749.19
       223   Super Micro Computer, Inc.                   16.6200        0.00      3,706.26

Small Cap Core Strategy 2012-1
Portfolio (continued)
--------------------------------------------------------------------------------------------
                                                                    Current    Cost of
Number                                                Market Value  Dividend   Securities to
of Shares   Name of Issuer (1)                        per Share (2) Yield (3)  Portfolio (2)
--------------------------------------------------------------------------------------------
           Materials - 9.93%
       172  A. Schulman, Inc.                          $  21.5000       3.16%  $   3,698.00
       105  Buckeye Technologies, Inc.                    35.1200       0.68       3,687.60
       390  Century Aluminum Company                       9.4000       0.00       3,666.00
       152  H.B. Fuller Company                           24.2600       1.24       3,687.52
----------                                                                     ------------
     6,362                                                                     $ 148,463.97
==========                                                                     ============

See "Notes to Portfolios".


S&P PowerPicks Portfolio

   Investment Objective. The Portfolio seeks above-average total return.

   Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of stocks selected by Standard & Poor's Investment Advisory Services LLC ("S&P Capital IQ Equity Research"), a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (the "Portfolio Consultant"). The Sponsor, Van Kampen Funds Inc., selected the Portfolio as of the close of business on January 3, 2012.

   The stocks, referred to as the S&P PowerPicks list, represent the collective "best ideas" by S&P Capital IQ Equity Research U.S. equity research staff. The S&P PowerPicks are drawn from the 10 Global Industry Classification Standard sectors that make up the S&P 500 Index. Creation of S&P PowerPicks annual portfolios began on January 1, 1997 and S&P introduced a mid-year PowerPicks list in 2004, followed by quarterly updates beginning in November 2008. Each of the Portfolio Consultant's U.S. equity analysts contributes to the list based on his or her research and belief that the companies they select are positioned for superior growth throughout the following year. Each stock selection is generally reviewed by the Managing Director of Equity Research.

   S&P Capital IQ Equity Research currently consists of approximately 35 U.S. equity analysts who have an average of over 10 years of investment experience. Since 1941, S&P Capital IQ Equity Research has been a global provider of independent investment data, valuation and analysis in the equity, fixed income, foreign exchange and mutual fund markets. S&P Capital IQ Equity Research is used by both retail and institutional clients.

   The Portfolio is designed as part of a long-term investment strategy. The Sponsor may offer a subsequent series of the portfolio when the current Portfolio terminates. As a result, you may achieve more consistent overall results by following the strategy over several years if subsequent series are available. For more information see "Rights of Unitholders--Rollover".

   Principal Risks. As with all investments, you can lose money by investing in this Portfolio. The Portfolio also might not perform as well as you expect. This can happen for reasons such as these:

     o Security prices will fluctuate. The value of your investment may fall over time.

     o An issuer may be unwilling or unable to declare dividends in the future, or may reduce the level of dividends declared. This may result in a reduction in the value of your Units.

     o The financial condition of an issuer may worsen or its credit ratings may drop, resulting in a reduction in the value of your Units. This may occur at any point in time, including during the initial offering period.

     o The Portfolio's performance might not sufficiently correspond to published hypothetical performance of the Portfolio's investment strategy. This can happen for reasons such as an inability to exactly replicate the composition and/or weightings of stocks in the strategy or be fully invested, the timing of the Portfolio offering or timing of your investment, regulatory restrictions and Portfolio expenses.

     o We do not actively manage the Portfolio. Except in limited circumstances, the Portfolio will hold, and continue to buy, shares of the same Securities even if their market value declines.


                                   Fee Table

     The amounts below are estimates of the direct and indirect expenses that you may incur based on a $10 Public Offering Price per Unit. Actual expenses may vary.

                                     As a % of
                                      Public      Amount
                                     Offering    Per 100
Sales Charge                           Price      Units
                                     ---------  ---------
Initial sales charge                   1.000%    $10.000
Deferred sales charge                  1.450      14.500
Creation and development fee           0.500       5.000
                                     ---------  ---------
Maximum sales charge                   2.950%    $29.500
                                     =========  =========

                                      As a %      Amount
                                      of Net     Per 100
                                      Assets      Units
                                     ---------  ---------
Estimated Organization Costs           0.413%    $ 3.989
                                     =========  =========
Estimated Annual Expenses
Trustee's fee and operating expenses   0.312%    $ 3.012
Supervisory, bookkeeping
  and administrative fees              0.041       0.400
                                     ---------  ---------
Total                                  0.353%    $ 3.412*
                                     =========  =========


                                    Example

     This example helps you compare the cost of the Portfolio with other unit trusts and mutual funds. In the example we assume that the expenses do not change and that the Portfolio's annual return is 5%. Your actual returns and expenses will vary. This example also assumes that you continue to follow the Portfolio strategy and roll your investment, including all distributions, into a new trust each year subject to a reduced rollover sales charge of 1.95%. Based on these assumptions, you would pay the following expenses for every $10,000 you invest in the Portfolio:

1 year    $    369
3 years        919
5 years      1,493
10 years     3,041

------------------
* The estimated annual expenses are based upon the estimated trust size for the Portfolio determined as of the initial date of deposit. Because certain of the operating expenses are fixed amounts, if the trust does not reach that estimated size, the amount of the estimated annual expenses per 100 units may exceed the amounts reflected. On the business day following the end of the initial offering period, the Sponsor and/or the Supervisor will waive their respective fees, and/or the Sponsor will reimburse the Portfolio operating expenses, in an amount so that the total estimated annual expenses calculated on that date do not exceed $3.500 per 100 units. However, subsequent to that date the value of the Portfolio as well as the number of outstanding units may decline, and/or the actual amount of the operating expenses may exceed the estimated amounts, any of which could result in the actual amount of the total annual expenses exceeding $3.500 per 100 units.


     The maximum sales charge is 2.95% of the Public Offering Price per Unit. The initial sales charge is the difference between the total sales charge (maximum of 2.95% of the Public Offering Price) and the sum of the remaining deferred sales charge and the total creation and development fee. The deferred sales charge is fixed at $0.145 per Unit and accrues daily from May 10, 2012 through October 9, 2012. Your Portfolio pays a proportionate amount of this charge on the 10th day of each month beginning in the accrual period until paid in full. The combination of the initial and deferred sales charges comprises the "transactional sales charge". The creation and development fee is fixed at $0.05 per Unit and is paid at the earlier of the end of the initial offering period (anticipated to be three months) or six months following the Initial Date of Deposit.

--------------------------------------------------------------------------------
                       Essential Information

Unit Price at Initial Date of Deposit                     $10.0000

Initial Date of Deposit                           January 11, 2012

Mandatory Termination Date                          April 11, 2013

Estimated Net Annual Income1                     $0.11517 per Unit

Estimated Initial Distribution1                     $0.03 per Unit

Record Date                                  10th day of May 2012,
                                     August 2012 and November 2012

Distribution Date                            25th day of May 2012,
                                     August 2012 and November 2012

CUSIP Numbers                                    Cash -- 92119J640
                                             Reinvest -- 92119J657
                                        Wrap Fee Cash -- 92119J665
                                    Wrap Fee Reinvest -- 92119J673
--------------------------------------------------------------------------------

1 As of close of business day prior to Initial Date of Deposit. The actual distributions you receive will vary from the estimated amount due to changes in the Portfolio's fees and expenses, in actual income received by the Portfolio, currency fluctuations and with changes in the Portfolio such as the acquisition or liquidation of securities. See "Rights of Unitholders--Estimated Distributions."


Hypothetical Strategy Performance


   The tables below compare the hypothetical total return of the stocks included and published in the Standard & Poor's PowerPicks lists with the actual total return of the stocks in the Standard & Poor's 500 Index ("S&P 500 Index"). S&P has published the PowerPicks list at the beginning of each year since 1997 (the "January PowerPicks") and began publishing the PowerPicks list mid-year in 2004 (the "Mid-Year PowerPicks"). The tables below show the hypothetical performance of all PowerPicks lists published by S&P. Total return includes any dividends paid on the stocks together with any increase or decrease in the value of the stocks. The tables illustrate a hypothetical investment in the January PowerPicks lists at the beginning of each year and in the Mid-Year PowerPicks list at the beginning of July of each year -- similar to buying Units of the Portfolio, redeeming them after one year and reinvesting the proceeds in a new portfolio each year.

   These hypothetical returns are not actual past performance of the Portfolio or a prior series but do reflect the sales charge and expenses you will pay. Of course, these hypothetical returns are not guarantees of future results and the value of your Units will fluctuate. You should note that the returns shown below are hypothetical annual returns based on a calendar year investment or an investment from July 1 to June 30 or an investment for a time period as may be presented in the second table shown below. The performance of the Portfolio may differ because the Portfolio has a 15 month life that is not based on a calendar year investment cycle. For more information about the hypothetical total return calculations, see "Notes to Hypothetical Performance Tables".


                                    Hypothetical Total Return
-----------------------------------------------------------------------------------------------
                       January      S&P 500                             January    S&P 500
Year                 PowerPicks      Index         Year               PowerPicks    Index
-----------------------------------------------------------------------------------------------
1997                   20.22%        33.36%        2004                 10.76%      10.88%
1998                   29.19         28.58         2005                  7.75        4.91
1999                   40.89         21.04         2006                 14.15       15.79
2000                   (5.40)        (9.10)        2007                  6.38        5.49
2001                  (14.57)       (11.89)        2008                (40.57)     (37.00)
2002                  (25.18)       (22.10)        2009                 25.29       26.47
2003                   32.30         28.68         2010                 18.62       15.06
                                                   2011                  1.01        2.11

                                    Hypothetical Total Return
-----------------------------------------------------------------------------------------------
                     Mid-Year      S&P 500                            Mid-Year     S&P 500
Period              PowerPicks      Index       Period              PowerPicks      Index
-----------------------------------------------------------------------------------------------
July 1, 2004-                                   July 1, 2008-
   June 30, 2005        0.62%         7.43%        June 30, 2009       (31.69)%     (26.51)%
July 1, 2005-                                   July 1, 2009-
   June 30, 2006       18.80          8.33         June 30, 2010        13.08        13.92
July 1, 2006-                                   July 1, 2010-
   June 30, 2007       15.04         20.59          June 30, 2011       36.74        31.11
July 1, 2007-                                   July 1, 2011-
   June 30, 2008        2.89        (14.04)        December 31, 2011    (8.67)       (5.07)

See "Notes to Hypothetical Performance Tables".

S&P PowerPicks Portfolio 2012-1
Portfolio
-----------------------------------------------------------------------------------
                                                           Current    Cost of
Number                                       Market Value  Dividend   Securities to
of Shares Name of Issuer (1)                 per Share (2) Yield (3)  Portfolio (2)
-----------------------------------------------------------------------------------
          Consumer Discretionary - 10.01%
     52    Advance Auto Parts, Inc.          $    71.5400       0.34% $   3,720.08
     60    Coach, Inc.                            62.3200       1.44      3,739.20
     37    McDonald's Corporation                 99.7000       2.81      3,688.90
     79    Viacom, Inc. - CL B                    46.9300       2.13      3,707.47
          Consumer Staples - 12.44%
     53    Coca-Cola Company                      69.3400       2.71      3,675.02
     88    CVS Caremark Corporation               41.9500       1.55      3,691.60
     92    General Mills, Inc.                    40.3300       3.03      3,710.36
     48    Philip Morris International, Inc.      77.3200       3.98      3,711.36
     62    Wal-Mart Stores, Inc.                  59.0400       2.47      3,660.48
          Energy - 12.46%
     38    Apache Corporation                     98.0900       0.61      3,727.42
     89    Atwood Oceanics, Inc.                  41.6800       0.00      3,709.52
     34    Chevron Corporation                   109.0600       2.97      3,708.04
+    52    Schlumberger, Ltd.                     70.7500       1.41      3,679.00
     82    World Fuel Services Corporation        44.5600       0.34      3,653.92
          Financials - 15.02%
     76    American Express Company               48.6700       1.48      3,698.92
     66    Home Properties, Inc.                  56.0800       4.42      3,701.28
    110    Raymond James Financial, Inc.          34.1900       1.52      3,760.90
     29    Simon Property Group, Inc.            127.4800       2.82      3,696.92
     62    Travelers Companies, Inc.              60.1000       2.73      3,726.20
    131    U.S. Bancorp                           28.2600       1.77      3,702.06
          Health Care - 12.52%
     53    Celgene Corporation                    70.2600       0.00      3,723.78
     74    Express Scripts, Inc.                  49.6700       0.00      3,675.58
     46    McKesson Corporation                   79.6800       1.00      3,665.28
    168    Mylan, Inc.                            22.1900       0.00      3,727.92
     77    Thermo Fisher Scientific, Inc.         49.0700       0.00      3,778.39
          Industrials - 10.06%
     88    A.O. Smith Corporation                 42.4000       1.51      3,731.20
     38    Cummins, Inc.                          98.7300       1.62      3,751.74
    344    Manitowoc Company, Inc.                10.7600       0.74      3,701.44
     50    Rockwell Automation, Inc.              74.8600       2.27      3,743.00
          Information Technology - 19.96%
    116    Avnet, Inc.                            32.1600       0.00      3,730.56
    234    Dell, Inc.                             15.8200       0.00      3,701.88
    557    EarthLink, Inc.                         6.6900       2.99      3,726.33
    168    EMC Corporation                        21.8800       0.00      3,675.84
     98    Harris Corporation                     37.9000       2.96      3,714.20
     95    Lam Research Corporation               39.0000       0.00      3,705.00
    136    Oracle Corporation                     26.9700       0.89      3,667.92
     66    QUALCOMM, Inc.                         55.7500       1.54      3,679.50

S&P PowerPicks Portfolio 2012-1
Portfolio (continued)
-----------------------------------------------------------------------------------
                                                           Current    Cost of
Number                                       Market Value  Dividend   Securities to
of Shares Name of Issuer (1)                 per Share (2) Yield (3)  Portfolio (2)
-----------------------------------------------------------------------------------
          Materials - 2.50%
      43   PPG Industries, Inc.              $     86.1400      2.65% $   3,704.02
          Telecommunication Services - 2.52%
      61   American Tower REIT, Inc.               61.3100      0.00      3,739.91
          Utilities - 2.51%
     131   UGI Corporation                         28.4500      3.66      3,726.95
-----------                                                           ------------
   3,983                                                              $ 148,339.09
===========                                                           ============

See "Notes to Portfolios".


Notes to Hypothetical Performance Tables


   The hypothetical strategy stocks for each period were identified by applying the respective Portfolio strategy on the last trading day of the prior period on the principal trading exchange. It should be noted that the stocks in the tables are not the same stocks from year to year and may not be the same stocks as those included in your Portfolio. Hypothetical total return for each period was calculated by (1) subtracting the closing sale price of the stocks on the last trading day of the prior period from the closing sale price of the stocks on the last trading day of the period, (2) adding dividends paid during that period and (3) dividing the result by the closing sale price of the stocks on the last trading day of the prior period and reducing this amount by typical Portfolio expenses and sales charges. Average annual total return reflects annualized change while total return reflects aggregate change and is not annualized. The sales charge used for the hypothetical total returns is 2.95% for the first year and 1.95% for subsequent years, which reflects the Portfolios' reduced sales charge for "rollover" investments. Adjustments were made to reflect events such as stock splits and corporate spin-offs. Hypothetical total return does not take into consideration taxes that will be incurred by Unitholders. With respect to foreign securities, all values are converted into U.S. dollars using the applicable currency exchange rate.

   The tables represent hypothetical past performance of the related Portfolio strategy (not the Portfolios) and is not a guarantee or indication of future performance of the Portfolios. The hypothetical performance is the retroactive application of a strategy designed with the full benefit of hindsight. Unitholders will not necessarily realize as high a total return as the hypothetical returns in the tables for several reasons including, among others: the total return figures in the tables do not reflect commissions paid by a Portfolio on the purchase of Securities or taxes incurred by Unitholders; the Portfolios are established at different times of the year; a Portfolio may not be able to invest equally in the Securities and may not be fully invested at all times; the Securities are often purchased or sold at prices different from the closing prices used in buying and selling Units; the stock prices on a strategy's implementation date may be different from prices on the Initial Date of Deposit; extraordinary market events that are not expected to be repeated and may have affected performance; and currency exchange rates will be different. In addition, both stock prices (which may appreciate or depreciate) and dividends (which may be increased, reduced or eliminated) will affect actual returns. There can be no assurance that a Portfolio will outperform its comparison stock index over its life or future rollover periods, if available. The Sponsor uses data furnished by Bloomberg L.P., Standard & Poor's and FactSet to implement the strategies and to generate the information contained in the tables. These data sources are applied in a consistent manner without the use of discretion. The Sponsor has not independently verified the data obtained from these sources but has no reason to believe that this data is incorrect in any material respect.

   The S&P 500 Index consists of 500 stocks chosen by Standard and Poor's to be representative of the leaders of various industries.

   The Standard & Poor's Composite 1500 Index is a broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

   The Standard & Poor's MidCap 400 Index measures the performance of the mid-size company segment of the U.S. stock market. The market value weighted index is based on 400 stocks chosen on the basis of market capitalization, liquidity and industry group representation.

   The Standard & Poor's SmallCap 600 Index measures the performance of 600 small-cap companies within the U.S. equity universe.

   These indexes are unmanaged, are not subject to fees and are not available for direct investment.


Notes to Portfolios

(1) The Securities are initially represented by "regular way" contracts for the performance of which an irrevocable letter of credit has been deposited with the Trustee. Contracts to acquire Securities were entered into on January 10, 2012 and have a settlement date of January 13, 2012 (see "The Portfolios").

(2) The value of each Security is determined on the bases set forth under "Public Offering--Unit Price" as of the close of the New York Stock Exchange on the business day before the Initial Date of Deposit. In accordance with FASB Accounting Standards Codification ("ASC"), ASC 820, Fair Value Measurements and Disclosures, the Portfolio's investments are classified as Level 1, which refers to security prices determined using quoted prices in active markets for identical securities. Other information regarding the Securities, as of the Initial Date of Deposit, is as follows:

                                                                  Profit
                                                 Cost to         (Loss) To
                                                 Sponsor          Sponsor
                                             ---------------   -------------
     All Cap Core Strategy                   $    148,439      $     (158)
     Large Cap Core Strategy                 $    148,582      $     (139)
     Mid Cap Core Strategy                   $    148,845      $     (183)
     Small Cap Core Strategy                 $    148,655      $     (191)
     S&P PowerPicks Portfolio                $    148,459      $     (120)

"+"  indicates that the security was issued by a foreign company.

(3) Current Dividend Yield for each Security is based on the estimated annual dividends per share and the Security's value as of the most recent close of trading on the New York Stock Exchange on the business day before the Initial Date of Deposit. Generally, estimated annual dividends per share are calculated by annualizing the most recently declared regular dividends or by adding the most recent regular interim and final dividends declared and reflect any foreign withholding taxes. In certain cases, this calculation may consider several recently declared dividends in order for the Current Dividend Yield to be more reflective of recent historical dividend rates.


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   To the Unitholders of Van Kampen Unit Trusts, Series 1179:

   We have audited the accompanying statements of condition including the related portfolios of All Cap Core Strategy 2012-1, Large Cap Core Strategy 2012-1, Mid Cap Core Strategy 2012-1, Small Cap Core Strategy 2012-1 and S&P PowerPicks Portfolio 2012-1 (included in Van Kampen Unit Trusts, Series 1179) as of January 11, 2012. The statements of condition are the responsibility of the Sponsor. Our responsibility is to express an opinion on such statements of condition based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the statements of condition are free of material misstatement. The trusts are not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the trusts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of condition, assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall statements of condition presentation. Our procedures included confirmation with The Bank of New York Mellon, Trustee, of cash or an irrevocable letter of credit deposited for the purchase of Securities as shown in the statements of condition as of January 11, 2012. We believe that our audits of the statements of condition provide a reasonable basis for our opinion.

   In our opinion, the statements of condition referred to above present fairly, in all material respects, the financial position of All Cap Core Strategy 2012-1, Large Cap Core Strategy 2012-1, Mid Cap Core Strategy 2012-1, Small Cap Core Strategy 2012-1 and S&P PowerPicks Portfolio 2012-1 (included in Van Kampen Unit Trusts, Series 1179) as of January 11, 2012, in conformity with accounting principles generally accepted in the United States of America.

                                                          /s/ GRANT THORNTON LLP

New York, New York
January 11, 2012

                                             STATEMENTS OF CONDITION
                                              As of January 11, 2012
                                                                                All Cap          Large Cap        Mid Cap
                                                                                 Core              Core            Core
INVESTMENT IN SECURITIES                                                        Strategy         Strategy         Strategy
                                                                             ---------------  ---------------  ---------------
Contracts to purchase Securities (1)                                         $       148,281  $       148,443  $       148,662
                                                                             ---------------  ---------------  ---------------
     Total                                                                   $       148,281  $       148,443  $       148,662
                                                                             ===============  ===============  ===============
LIABILITIES AND INTEREST OF UNITHOLDERS
Liabilities--
     Organization costs (2)                                                  $           749  $           750  $           751
     Deferred sales charge liability (3)                                               2,172            2,174            2,177
     Creation and development fee liability (4)                                          749              750              751
Interest of Unitholders--
     Cost to investors (5)                                                           149,780          149,950          150,170
     Less: initial sales charge (5)(6)                                                 1,499            1,507            1,508
Less: deferred sales charge, creation and development
          fee and organization costs (2)(4)(5)(6)                                      3,670            3,674            3,679
                                                                             ---------------  ---------------  ---------------
          Net interest to Unitholders (5)                                            144,611          144,769          144,983
                                                                             ---------------  ---------------  ---------------
     Total                                                                   $       148,281  $       148,443  $       148,662
                                                                             ===============  ===============  ===============
Units outstanding                                                                     14,978           14,995           15,017
                                                                             ===============  ===============  ===============
Net asset value per Unit                                                     $         9.655  $         9.655  $         9.655
                                                                             ===============  ===============  ===============

-----------------
(1) The value of the Securities is determined by the Trustee on the bases set forth under "Public Offering--Unit Price". The contracts to purchase Securities are collateralized by separate irrevocable letters of credit which have been deposited with the Trustee.

(2) A portion of the Public Offering Price represents an amount sufficient to pay for all or a portion of the costs incurred in establishing a Portfolio. The amount of these costs are set forth in the "Fee Table". A distribution will be made as of the earlier of the close of the initial offering period (approximately three months) or six months following the Initial Date of Deposit to an account maintained by the Trustee from which the organization expense obligation of the investors will be satisfied. To the extent that actual organization costs of a Portfolio are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor and deducted from the assets of the Portfolio.

(3) Represents the amount of mandatory distributions from a Portfolio on the bases set forth under "Public Offering".

(4) The creation and development fee is payable by a Portfolio on behalf of Unitholders out of the assets of the Portfolio as of the close of the initial offering period. If Units are redeemed prior to the close of the initial public offering period, the fee will not be deducted from the proceeds.

(5) The aggregate public offering price and the aggregate sales charge are computed on the bases set forth under "Public Offering".

(6)  Assumes the maximum sales charge.


                                         STATEMENTS OF CONDITION (continued)
                                              As of January 11, 2012

                                                                                Small Cap          S&P
                                                                                  Core          PowerPicks
INVESTMENT IN SECURITIES                                                        Strategy         Portfolio
                                                                             ---------------  ---------------
Contracts to purchase Securities (1)                                         $       148,464  $       148,339
                                                                             ---------------  ---------------
     Total                                                                   $       148,464  $       148,339
                                                                             ===============  ===============
LIABILITIES AND INTEREST OF UNITHOLDERS
Liabilities--
     Organization costs (2)                                                  $           750  $           598
     Deferred sales charge liability (3)                                               2,175            2,173
     Creation and development fee liability (4)                                          750              749
Interest of Unitholders--
     Cost to investors (5)                                                           149,970          149,840
     Less: initial sales charge (5)(6)                                                 1,506            1,501
Less: deferred sales charge, creation and development
          fee and organization costs (2)(4)(5)(6)                                      3,675            3,520
                                                                             ---------------  ---------------
          Net interest to Unitholders (5)                                            144,789          144,819
                                                                             ---------------  ---------------
     Total                                                                   $       148,464  $       148,339
                                                                             ===============  ===============
Units outstanding                                                                     14,997           14,984
                                                                             ===============  ===============
Net asset value per Unit                                                     $         9.655  $         9.665
                                                                             ===============  ===============

------------------
(1) The value of the Securities is determined by the Trustee on the bases set forth under "Public Offering--Unit Price". The contracts to purchase Securities are collateralized by separate irrevocable letters of credit which have been deposited with the Trustee.

(2) A portion of the Public Offering Price represents an amount sufficient to pay for all or a portion of the costs incurred in establishing a Portfolio. The amount of these costs are set forth in the "Fee Table". A distribution will be made as of the earlier of the close of the initial offering period (approximately three months) or six months following the Initial Date of Deposit to an account maintained by the Trustee from which the organization expense obligation of the investors will be satisfied. To the extent that actual organization costs of a Portfolio are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor and deducted from the assets of the Portfolio.

(3) Represents the amount of mandatory distributions from a Portfolio on the bases set forth under "Public Offering".

(4) The creation and development fee is payable by a Portfolio on behalf of Unitholders out of the assets of the Portfolio as of the close of the initial offering period. If Units are redeemed prior to the close of the initial public offering period, the fee will not be deducted from the proceeds.

(5) The aggregate public offering price and the aggregate sales charge are computed on the bases set forth under "Public Offering".

(6)  Assumes the maximum sales charge.


THE PORTFOLIOS
--------------------------------------------------------------------------------

   The Portfolios were created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the date of this prospectus (the "Initial Date of Deposit"), among Van Kampen Funds Inc., as Sponsor, Invesco Investment Advisers LLC (formerly Van Kampen Asset Management), as Supervisor, and The Bank of New York Mellon, as Trustee.

   The Portfolios offer investors the opportunity to purchase Units representing proportionate interests in portfolios of securities. A Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts, the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolios. Unless otherwise terminated as provided in the Trust Agreement, the Portfolios will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in each "Portfolio" and any additional securities deposited into each Portfolio.

   Additional Units of a Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by a Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit may be decreased. The Sponsor may continue to make additional deposits into a Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolios will pay the associated brokerage or acquisition fees. In addition, during the initial offering of Units it may not be possible to buy a particular Security due to trading restrictions or corporate actions. While such limitations are in effect, additional Units would be created by purchasing each of the Securities in your Portfolio that are not subject to those limitations. This would also result in the dilution of the investment in any such Security not purchased and potential variances in anticipated income. Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions.

   Each Unit of your Portfolio initially offered represents an undivided interest in the Portfolio. At the close of the New York Stock Exchange on the Initial Date of Deposit, the number of Units may be adjusted so that the Public Offering Price per Unit equals $10. The number of Units, fractional interest of each Unit in your Portfolio and the estimated distributions per Unit will increase or decrease to the extent of any adjustment. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in your Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in your Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   Each Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the applicable "Portfolio" as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and
(c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any contract failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The objective of each Portfolio is described in the individual Portfolio sections. There is no assurance that a Portfolio will achieve its objective.

   The Portfolios seek to achieve better performance than their related indexes. The investment strategies are designed to be implemented on an annual basis. Investors who hold Units through Portfolio termination may have investment results that differ significantly from a Unit investment that is reinvested into a new trust every twelve months.

   Except as described herein, the publishers of the indexes have not participated in any way in the creation of the Portfolios or in the selection of stocks included in the Portfolios and have not approved any information herein relating thereto. The publishers of these indexes are not affiliated with the Sponsor.

   The Sponsor, on behalf of the S&P PowerPicks Portfolio has entered into a license agreement with Standard & Poor's Investment Advisory Services LLC ("SPIAS") under which the S&P PowerPicks Portfolio is granted licenses to use certain trademarks and trade names, to the extent the Sponsor deems appropriate and desirable under federal and state securities laws to indicate the source of the index as a basis for determining the composition of the S&P PowerPicks Portfolio. "Standard & Poor's", "S&P 500", "STARS" and "S&P" are registered trademarks of Standard & Poor's Financial Services, LLC and have been licensed for use by Van Kampen Funds Inc. and the S&P PowerPicks Portfolio. The S&P PowerPicks Portfolio is not sponsored, managed, sold or promoted by SPIAS and its affiliates.

   The Portfolio Consultant of the S&P PowerPicks Portfolio is not an affiliate of the Sponsor. The Portfolio Consultant may use the list of Securities in its independent capacity to distribute this information to various individuals and entities. The Portfolio Consultant may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price the S&P PowerPicks Portfolio pays for the Securities and the price received upon Unit redemptions or Portfolio termination. The Portfolio Consultant may act as agent or principal in connection with the purchase and sale of securities, including the Securities. The Portfolio Consultant may also issue reports and makes recommendations on the Securities. The Portfolio Consultant's research department may receive compensation based on commissions generated by research and/or sales of Units.

   Neither the Portfolio Consultant, if any, nor the Sponsor manages the Portfolios. You should note that the Portfolio Consultant or the Sponsor, as applicable, applied the selection criteria to the Securities for inclusion in the Portfolios prior to the Initial Date of Deposit. After this time, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from its Portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in a Portfolio, taken as a whole, which are represented by the Units.

RISK FACTORS
--------------------------------------------------------------------------------

   All investments involve risk. This section describes the main risks that can impact the value of the securities in your Portfolio. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. We cannot guarantee that your Portfolio will achieve its objective or that your investment return will be positive over any period.

   Market Risk. Market risk is the risk that the value of the securities in your Portfolio will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security of the issuer. Even though your Portfolio is supervised, you should remember that we do not manage your Portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   Dividend Payment Risk. Dividend payment risk is the risk that an issuer of a security is unwilling or unable to pay dividends on a security. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time. If dividends received by your Portfolio are insufficient to cover expenses, redemptions or other Portfolio costs, it may be necessary for a Portfolio to sell Securities to cover such expenses, redemptions or other costs. Any such sales may result in capital gains or losses to you. See "Taxation".

   Strategy Correlation. The Portfolios each involve the risk that their performance will not sufficiently correspond with the published hypothetical performance of a Portfolio's investment strategy. This can happen for reasons such as:

   o the impracticability of owning each of the strategy stocks with the exact weightings at a given time,

   o strategy performance is based on a calendar year strategy while the portfolios are created at various times during the year and have 15 month terms,

   o  a Portfolio may not be fully invested at all times, and

   o  fees and expenses of a Portfolio.

   Small Capitalization Companies. The All Cap Core Strategy and Small Cap Core Strategy invest significantly in stocks of small capitalization (or "small cap") companies. The Standard & Poor's SmallCap 600 Index from which the portfolio of the Small Cap Core Strategy is selected currently includes companies with market capitalization in the range of $300 million to $1.4 billion dollars. Investing in stocks of small-cap companies may involve greater risk than investing in stocks of medium and large capitalization companies, since they can be subject to more abrupt or erratic price movements. Many small-cap companies will have had their securities publicly traded, if at all, for only a short period of time and will not have had the opportunity to establish a reliable trading pattern through economic cycles. The price volatility of small-cap companies is relatively higher than larger, older and more mature companies. This greater price volatility of small-cap companies may result from the fact that there may be less market liquidity, less information publicly available or fewer investors who monitor the activities of these companies. In addition, the market prices of these securities may exhibit more sensitivity to changes in industry or general economic conditions. Some small-cap companies will not have been in existence long enough to experience economic cycles or to demonstrate whether they are sufficiently well managed to survive downturns or inflationary periods. Further, a variety of factors may affect the success of a company's business beyond the ability of its management to prepare or compensate for them, including domestic and international political developments, government trade and fiscal policies, patterns of trade and war or other military conflict which may affect industries or markets or the economy generally.

   Industry Risks. The Portfolios each invest significantly in certain industries. Any negative impact on these industries will have a greater impact on the value of Units than on a portfolio diversified over several industries. You should understand the risks of these industries before you invest.

   Consumer Discretionary and Consumer Staples Issuers. The Small Cap Core Strategy and S&P PowerPicks Portfolio invest significantly in companies that manufacture or sell various consumer products. General risks of these companies include the general state of the economy, intense competition and consumer spending trends. A decline in the economy which results in a reduction of consumers' disposable income can negatively impact spending habits. Competitiveness in the retail industry will require large capital outlays for the installation of automated checkout equipment to control inventory, track the sale of items and gauge the success of sales campaigns. Retailers who sell their products over the Internet have the potential to access more consumers, but will require sophisticated technology to remain competitive. Changes in demographics and consumer tastes can also affect the demand for, and the success of, consumer products and services in the marketplace.

   Financial Services Issuers. The Large Cap Core Strategy and S&P PowerPicks Portfolio invest significantly in banks and other financial services companies.

   The effects of the global financial crisis that began to unfold in 2007 continue to manifest in nearly all the sub-divisions of the financial services industry. Financial losses and write downs among investment banks and similar institutions reached significant levels in 2008. The impact of these losses among traditional banks, investment banks, broker/dealers and insurers has forced a number of large such institutions into either liquidation or combination, while drastically increasing the credit risk, and possibility of default, of bonds issued by such institutions faced with these troubles. Many of the institutions are having difficulty in accessing credit markets to finance their operations and in maintaining appropriate levels of equity capital. In some cases, U.S. and foreign governments have acted to bail out or provide support to select institutions, however the risk of default by such issuers has nonetheless increased substantially.

   In response to the financial crisis, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") was enacted into federal law on July 21, 2010, in large part to provide increased regulation of financial institutions. The Dodd-Frank Act includes significant reforms and refinements to modernize existing laws to address emerging risks and issues in the nation's evolving financial system. It also establishes entirely new regulatory regimes, including in areas such as systemic risk regulation, over-the-counter derivatives market oversight, and federal consumer protection.

   The Dodd-Frank Act will have broad impact on virtually all participants in the financial services industry for years to come, including banks, thrifts, depository institution holding companies, mortgage lenders, insurance companies, industrial loan companies, broker-dealers and other securities and investment advisory firms, private equity and hedge funds, consumers, and numerous federal agencies and the federal regulatory structure. These regulatory changes may have adverse effects on certain issuers in your Portfolio, such as decreased profits or revenues. The Sponsor is unable to predict the ultimate impact of the Dodd-Frank Act, and any resulting regulation, on the securities in your Portfolio or on the financial services industry in general.

   While the U.S. and foreign governments, and their respective government agencies, have taken steps to address problems in the financial markets and with financial institutions, there can be no assurance that the risks associated with investment in financial services company issuers will decrease as a result of these steps.

   Banks and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, banks and their holding companies are extensively regulated at both the federal and state level and may be adversely affected by increased regulation. Economic conditions in the real estate markets have deteriorated and have had a substantial negative effect upon banks because they generally have a portion of their assets invested in loans secured by real estate.

   Banks face competition from nontraditional lending sources as regulatory changes have permitted new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data. Banks continue to face tremendous pressure from mutual funds, brokerage firms and other financial service providers in the competition to furnish services that were traditionally offered by banks. Bank profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

   Companies engaged in investment management and broker-dealer activities are subject to volatility in their earnings and share prices that often exceeds the volatility of the equity market in general. Adverse changes in the direction of the stock market, investor confidence, equity transaction volume, the level and direction of interest rates and the outlook of emerging markets could adversely affect the financial stability, as well as the stock prices, of these companies. Additionally, competitive pressures, including increased competition with new and existing competitors, the ongoing commoditization of traditional businesses and the need for increased capital expenditures on new technology could adversely impact the profit margins of companies in the investment management and brokerage industries. Companies involved in investment management and broker-dealer activities are also subject to extensive regulation by government agencies and self-regulatory organizations, and changes in laws, regulations or rules, or in the interpretation of such laws, regulations and rules could adversely affect the stock prices of such companies.

   Companies involved in the insurance, reinsurance and risk management industry underwrite, sell or distribute property, casualty and business insurance. Many factors affect insurance, reinsurance and risk management company profits, including interest rate movements, the imposition of premium rate caps, a misapprehension of the risks involved in given underwritings, competition and pressure to compete globally, weather catastrophes or other disasters and the effects of client mergers. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressure to compete globally.

   Health Care Issuers. The Large Cap Core Strategy invests significantly in health care companies. These issuers include companies involved in advanced medical devices and instruments, drugs and biotechnology, managed care, hospital management/health services and medical supplies. These companies face substantial government regulation and approval procedures.

   On March 30, 2010, the Health Care and Education Reconciliation Act of 2010 (incorporating the Patient Protection and Affordable Care Act, collectively the "Act") was enacted into law. The Act is expected to have a significant impact on the health care sector through the implementation of a number of reforms in a complex and ongoing process, with varying effective dates. Significant provisions of the Act include the introduction of required health care coverage for most Americans, significant expansion in the number of Americans eligible for Medicaid, modification of taxes and tax credits in the health care sector, and subsidized insurance for low to middle income families. The Act also provides for more thorough regulation of private health insurance providers, including a prohibition on the denial of coverage due to pre-existing conditions. Although the entirety of the Act will not come into effect until 2018, in the interim, health care companies will face continuing and significant changes that may cause a decrease in profitability due to increased costs and changes in the health care market. The Sponsor is unable to predict the full impact of the Act on the Securities in your Portfolio.

   As illustrated by the Act, Congress may from time to time propose legislative action that will impact the health care sector. The proposals may span a wide range of topics, including cost and price controls (which may include a freeze on the prices of prescription drugs), incentives for competition in the provision of health care services, promotion of pre-paid health care plans and additional tax incentives and penalties aimed at the health care sector. The government could also reduce funding for health care related research.

   Drug and medical products companies also face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that a product will never come to market. The research and development costs of bringing a new drug or medical product to market are substantial. This process involves lengthy government review with no guarantee of approval. These companies may have losses and may not offer proposed products for several years, if at all. The failure to gain approval for a new drug or product can have a substantial negative impact on a company and its stock. The goods and services of health care issuers are also subject to risks of product liability litigation.

   Health care facility operators face risks related to demand for services, the ability of the facility to provide required services, confidence in the facility, management capabilities, competition, efforts by insurers and government agencies to limit rates, expenses, the cost and possible unavailability of malpractice insurance, and termination or restriction of government financial assistance (such as Medicare, Medicaid or similar programs).

   Industrials Issuers. The Mid Cap Core Strategy invests significantly in industrials companies. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. Capital goods companies may also be significantly affected by overall capital spending and leverage levels, economic cycles, technical obsolescence, delays in modernization, limitations on supply of key materials, labor relations, government regulations, government contracts and e-commerce initiatives. Furthermore, certain companies involved in the industry have also faced scrutiny for alleged accounting irregularities that may have led to the overstatement of their financial results, and other companies in the industry may face similar scrutiny. Industrials companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in commercial and consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, disputes over or ability to obtain or retain government contracts, labor disputes, changes in government budget priorities, changes in aircraft-leasing contracts and cutbacks in profitable business travel. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction materials and equipment manufacturers.

   Information Technology Issuers. The Portfolios invest significantly in information technology companies. These companies include companies that are involved in computer and business services, enterprise software/technical software, Internet and computer software, Internet-related services, networking and telecommunications equipment, telecommunications services, electronics products, server hardware, computer hardware and peripherals, semiconductor capital equipment and semiconductors. These companies face risks related to rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. An unexpected change in technology can have a significant negative impact on a company. The failure of a company to introduce new products or technologies or keep pace with rapidly changing technology, can have a negative impact on the company's results. Information technology stocks tend to experience substantial price volatility and speculative trading. Announcements about new products, technologies, operating results or marketing alliances can cause stock prices to fluctuate dramatically. At times, however, extreme price and volume fluctuations are unrelated to the operating performance of a company. This can impact your ability to redeem your Units at a price equal to or greater than what you paid.

   Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Portfolios or on the tax treatment of your Portfolio or of your investment in a Portfolio. In addition, litigation regarding any of the issuers of the Securities or of the industries represented by these issuers may negatively impact the share prices of these Securities. No one can predict what impact any pending or threatened litigation will have on the share prices of the Securities.

   No FDIC Guarantee. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PUBLIC OFFERING
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   General. Units are offered at the Public Offering Price which consists of the net asset value per Unit plus organization costs plus the sales charge. The net asset value per Unit is the value of the securities, cash and other assets in your Portfolio reduced by the liabilities of the Portfolio divided by the total Units outstanding. The maximum sales charge equals 2.95% of the Public Offering Price per Unit (3.04% of the aggregate offering price of the Securities) at the time of purchase.

   You pay the initial sales charge at the time you buy Units. The initial sales charge is the difference between the total sales charge percentage (maximum of 2.95% of the Public Offering Price per Unit) and the sum of the remaining fixed dollar deferred sales charge and the total fixed dollar creation and development fee. The initial sales charge will be approximately 1.00% of the Public Offering Price per Unit depending on the Public Offering Price per Unit. The deferred sales charge is fixed at $0.145 per Unit. Your Portfolio pays the deferred sales charge in installments as described in the "Fee Table." If any deferred sales charge payment date is not a business day, we will charge the payment on the next business day. If you purchase Units after the initial deferred sales charge payment, you will only pay that portion of the payments not yet collected. If you redeem or sell your Units prior to collection of the total deferred sales charge, you will pay any remaining deferred sales charge upon redemption or sale of your Units. The initial and deferred sales charges are referred to as the "transactional sales charge." The transactional sales charge does not include the creation and development fee which compensates the Sponsor for creating and developing your Portfolio and is described under "Expenses." The creation and development fee is fixed at $0.05 per Unit. Your Portfolio pays the creation and development fee as of the close of the initial offering period as described in the "Fee Table." If you redeem or sell your Units prior to collection of the creation and development fee, you will not pay the creation and development fee upon redemption or sale of your Units. Because the deferred sales charge and creation and development fee are fixed dollar amounts per Unit, the actual charges will exceed the percentages shown in the "Fee Table" if the Public Offering Price per Unit falls below $10 and will be less than the percentages shown in the "Fee Table" if the Public Offering Price per Unit exceeds $10. In no event will the maximum total sales charge exceed 2.95% of the Public Offering Price per Unit.

   Since the deferred sales charge and creation and development fee are fixed dollar amounts per Unit, your Portfolio must charge these amounts per Unit regardless of any decrease in net asset value. However, if the Public Offering Price per Unit falls to the extent that the maximum sales charge percentage results in a dollar amount that is less than the combined fixed dollar amounts of the deferred sales charge and creation and development fee, your initial sales charge will be a credit equal to the amount by which these fixed dollar charges exceed your sales charge at the time you buy Units. In such a situation, the value of securities per Unit would exceed the Public Offering Price per Unit by the amount of the initial sales charge credit and the value of those securities will fluctuate, which could result in a benefit or detriment to Unitholders that purchase Units at that price. The initial sales charge credit is paid by the Sponsor and is not paid by your Portfolio. The "Fee Table" shows the sales charge calculation at a $10 Public Offering Price per Unit and the following examples illustrate the sales charge at prices below and above $10. If the Public Offering Price per Unit fell to $6, the maximum sales charge would be $0.1770 (2.95% of the Public Offering Price per Unit), which consists of an initial sales charge of -$0.0180, a deferred sales charge of $0.145 and a creation and development fee of $0.05. If the Public Offering Price per Unit rose to $14, the maximum sales charge would be $0.4130 (2.95% of the Public Offering Price per Unit), consisting of an initial sales charge of $0.2180, a deferred sales charge of $0.145 and the creation and development fee of $0.05.

   The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   Reducing Your Sales Charge. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts. Since the deferred sales charges and creation and development fee are fixed dollar amounts per Unit, your Portfolio must charge these amounts per Unit regardless of any discounts. However, if you are eligible to receive a discount such that your total sales charge is less than the fixed dollar amounts of the deferred sales charges and creation and development fee, you will receive a credit equal to the difference between your total sales charge and these fixed dollar charges at the time you buy Units.

   Large Quantity Purchases. You can reduce your sales charge by increasing the size of your investment. If you purchase Units in the amounts shown in the table below during the initial offering period, the sales charge will be as follows:

      Transaction
        Amount      Sales Charge
------------------- ------------
Less than $50,000        2.95%
$50,000 - $99,999        2.70
$100,000 - $249,999      2.45
$250,000 - $499,999      2.10
$500,000 - $999,999      1.85
$1,000,000 or more       1.20

   Except as described below, these quantity discount levels apply only to purchases of a single Portfolio made by the same person on a single day from a single broker-dealer. We apply these sales charges as a percent of the Public Offering Price per Unit at the time of purchase. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units will be issued.

   For purposes of achieving these levels you may combine purchases of Units of a Portfolio with purchases of units of any other Van Kampen-sponsored unit investment trusts in the initial offering period which are not already subject to a reduced sales charge (including other Portfolios offered in this prospectus). In addition, Units purchased in the name of your spouse or children under 21 living in the same household as you will be deemed to be additional purchases by you for the purposes of calculating the applicable quantity discount level. The reduced sales charge levels will also be applicable to a trustee or other fiduciary purchasing Units for a single trust, estate (including multiple trusts created under a single estate) or fiduciary account. To be eligible for aggregation as described in this paragraph, all purchases must be made on the same day through a single broker-dealer or selling agent. You must inform your broker-dealer of any combined purchases before your purchase to be eligible for a reduced sales charge.

   Fee Accounts. Investors may purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for brokerage services, financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge ("Wrap Fee") is imposed ("Fee Accounts"). If Units of a Portfolio are purchased for a Fee Account and the Portfolio is subject to a Wrap Fee (i.e., the Portfolio is "Wrap Fee Eligible"), then the purchase will not be subject to the transactional sales charge but will be subject to the creation and development fee that is retained by the Sponsor. Please refer to the section called "Fee Accounts" for additional information on these purchases. The Sponsor reserves the right to limit or deny purchases of Units described in this paragraph by investors or selling firms whose frequent trading activity is determined to be detrimental to a Portfolio.

   Rollovers and Exchanges. During the initial offering period of the Portfolios offered in this prospectus, unitholders of any Van Kampen-sponsored unit investment trusts and unitholders of unaffiliated unit investment trusts may utilize their redemption or termination proceeds from such a trust to purchase Units of the Portfolios at the Public Offering Price per Unit less 1.00%. In order to be eligible for the sales charge discounts applicable to Unit purchases made with redemption or termination proceeds from other unit investment trusts, the termination or redemption proceeds used to purchase Units of a Portfolio must be derived from a transaction that occurred within 30 days of your Unit purchase. In addition, the discounts will only be available for investors that utilize the same broker-dealer (or a different broker-dealer with appropriate notification) for both the Unit purchase and the transaction resulting in the receipt of the termination or redemption proceeds used for the Unit purchase. You may be required to provide appropriate documentation or other information to your broker-dealer to evidence your eligibility for these reduced sales charge discounts. An exchange does not avoid a taxable event on the redemption or termination of an interest in a trust.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession. All employee discounts are subject to the policies of the related selling firm. Only employees, officers and directors of companies that allow their employees to participate in this employee discount program are eligible for the discounts.

   Distribution Reinvestments. We do not charge any sales charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio. Since the deferred sales charges and creation and development fee are fixed dollar amounts per unit, your Portfolio must charge these amounts per unit regardless of this discount. If you elect to reinvest distributions, the Sponsor will credit you with additional Units with a dollar value sufficient to cover the amount of any remaining deferred sales charge and creation and development fee that will be collected on such Units at the time of reinvestment. The dollar value of these Units will fluctuate over time.

   Unit Price. The Public Offering Price of Units will vary from the amounts stated under "Essential Information" in accordance with fluctuations in the prices of the underlying Securities in the Portfolios. The initial price of the Securities upon deposit by the Sponsor was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", means any day on which the New York Stock Exchange is open for regular trading. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, a Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolios.

   During the initial offering period, part of the Public Offering Price represents an amount that will pay the costs incurred in establishing your Portfolio. These costs include the costs of preparing documents relating to your Portfolio (such as the registration statement, prospectus, trust agreement and legal documents), federal and state registration fees, fees paid to any Portfolio Consultant for assisting the Sponsor in the selection of securities, the initial fees and expenses of the Trustee and the initial audit. Your Portfolio will sell securities to reimburse us for these costs at the end of the initial offering period or after six months, if earlier. The value of your Units will decline when your Portfolio pays these costs.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a regular concession or agency commission in connection with the distribution of Units during the initial offering period as described in the following table:

                    Concession
      Transaction    or Agency
        Amount*     Commission
------------------- ----------
Less than $50,000       2.25%
$50,000 - $99,999       2.00
$100,000 - $249,999     1.75
$250,000 - $499,999     1.45
$500,000 - $999,999     1.20
$1,000,000 or more      0.65

--------------------
* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units will be issued.


   For transactions involving unitholders of other unit investment trusts who use their redemption or termination proceeds to purchase Units, this regular concession or agency commission will amount to 1.20% per Unit.

   In addition to the regular concession or agency commission set forth above, all broker-dealers and other selling firms will be eligible to receive additional compensation based on total initial offering period sales of all eligible Van Kampen unit investment trusts during a Quarterly Period as set forth in the following table:

Initial Offering Period                 Volume
Sales During Quarterly Period         Concession
------------------------------------- ----------
$2 million but less than $5 million      0.025%
$5 million but less than $10 million     0.050
$10 million but less than $50 million    0.075
$50 million or more                      0.100

   "Quarterly Period" means the following periods: January -- March; April -- June; July -- September; and October -- December. Broker-dealers and other selling firms will not receive these additional volume concessions on the sale of units which are not subject to the transactional sales charge, however, such sales will be included in determining whether a firm has met the sales level breakpoints set forth in the table above. Secondary market sales of all unit investment trusts are excluded for purposes of these volume concessions. Notwithstanding the foregoing, Wells Fargo Advisors will receive the maximum volume concession set forth in the table above for all eligible unit sales. The Sponsor will pay these amounts out of the transactional sales charge received on units within a reasonable time following each Quarterly Period. For a trust to be eligible for this additional compensation for Quarterly Period sales, the trust's prospectus must include disclosure related to this additional compensation; a trust is not eligible for this additional compensation if the prospectus for such trust does not include disclosure related to this additional compensation.

   In addition to the regular concession and additional volume concessions set forth in the tables above, Preferred Distributors will receive a reallowance of 0.10% of the Public Offering Price per Unit of all Units of a Portfolio sold during a Quarterly Period. This additional compensation will be paid to Preferred Distributors as an additional broker-dealer concession at the time Units are purchased unless the Preferred Distributor notifies the Sponsor that it elects to receive a separate payment following each applicable Quarterly Period. The "Preferred Distributors" include (1) the following firms and their affiliates: Edward D. Jones & Co., L.P., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley Smith Barney LLC, UBS Financial Services Inc. and Wells Fargo Advisors and (2) any selling firm that has achieved aggregate sales of Van Kampen unit investment trusts of either $30 million in the three-month period preceding the related Quarterly Period or $100 million in the twelve-month period preceding the related Quarterly Period. Preferred Distributors will not receive this additional compensation on the sale of Units which are not subject to the transactional sales charge, however, such sales will be included in determining whether a firm has met the sales levels described in the preceding sentence for purposes of qualifying as a Preferred Distributor. Secondary market sales of Units are excluded for purposes of this Preferred Distributor compensation.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling broker-dealer or agent as indicated under "General" above. For all secondary market transactions the total concession or agency commission will amount to 80% of the sales charge. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of these Portfolios and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Portfolios and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   Sponsor Compensation. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution," any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to each Portfolio on the Initial Date of Deposit as well as on subsequent deposits. See "Notes to Portfolios". The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Market for Units. Although it is not obligated to do so, the Sponsor may maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. Units sold prior to the time the entire deferred sales charge has been collected will be assessed the amount of any remaining deferred sales charge at the time of sale. The Trustee will notify the Sponsor of any Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
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   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

FEE ACCOUNTS

   As described above, Units may be available for purchase by investors in Fee Accounts where a Portfolio is Wrap Fee Eligible. You should consult your financial professional to determine whether you can benefit from these accounts. This table illustrates the sales charge you will pay if a Portfolio is Wrap Fee Eligible as a percentage of the initial Public Offering Price per Unit on the Initial Date of Deposit (the percentage will vary thereafter).

Initial sales charge             0.00%
Deferred sales charge            0.00
                                 -----
      Transactional sales charge 0.00%
                                 =====
Creation and development fee     0.50%
                                 -----
      Total sales charge         0.50%
                                 =====

   You should consult the "Public Offering--Reducing Your Sales Charge" section for specific information on this and other sales charge discounts. That section governs the calculation of all sales charge discounts. The Sponsor reserves the right to limit or deny purchases of Units in Fee Accounts by investors or selling firms whose frequent trading activity is determined to be detrimental to a Portfolio. To purchase Units in these Fee Accounts, your financial professional must purchase Units designated with one of the Wrap Fee CUSIP numbers set forth under "Essential Information," either Wrap Fee Cash for cash distributions or Wrap Fee Reinvest for the reinvestment of distributions in additional Units, if available. See "Rights of Unitholders--Reinvestment Option."

RIGHTS OF UNITHOLDERS
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   Distributions. Dividends and interest, net of expenses, and any net proceeds from the sale of Securities received by a Portfolio will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates appear under "Essential Information". In addition, the Portfolios will generally make required distributions at the end of each year because each is structured as a "regulated investment company" for federal tax purposes. Unitholders will also receive a final distribution of income when their Portfolio terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. See "Rights of Unitholders--Reinvestment Option".

   Dividends and interest received by a Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   Estimated Distributions. The estimated initial distribution and estimated net annual income per Unit may be shown under "Essential Information." Generally, the estimate of the income a Portfolio may receive is based on the most recent ordinary quarterly dividends declared by an issuer, the most recent interim and final dividends declared for certain foreign issuers, or scheduled income payments (in all cases accounting for any applicable foreign withholding taxes). In certain cases, estimated net annual income may also be based upon several recently declared dividends of an issuer. However, common stocks do not assure dividend payments and therefore the amount of future dividend income to your Portfolio is uncertain. The actual net annual distributions may decrease over time because a portion of the Securities included in a Portfolio will be sold to pay for the organization costs, deferred sales charge and creation and development fee. Securities may also be sold to pay regular fees and expenses during a Portfolio's life. Dividend and income conventions for certain companies and/or certain countries differ from those typically used in the United States and in certain instances, dividends/income paid or declared over several years or other periods may be used to estimate annual distributions. The actual net annual income distributions you receive will vary from the estimated amount due to changes in a Portfolio's fees and expenses, in actual income received by a Portfolio, currency fluctuations and with changes in a Portfolio such as the acquisition, call, maturity or sale of Securities. Due to these and various other factors, actual income received by a Portfolio will most likely differ from the most recent dividends or scheduled income payments.

   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides). The CUSIP numbers for either "Cash" distributions or "Reinvest" for the reinvestment of distributions are set forth under "Essential Information". Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company ("DTC") or purchase a Reinvest (or Wrap Fee Reinvest in the case of Wrap Fee Eligible Units held in Fee Accounts) CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. The reinvestment option is not offered during the 30 days prior to termination. If Units are unavailable for reinvestment or this reinvestment option is no longer available, distributions will be paid in cash. Distributions will be taxable to Unitholders if paid in cash or automatically reinvested in additional Units. See "Taxation".

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor shall have the right to suspend or terminate the reinvestment plan at any time. The reinvestment plan is subject to availability or limitation by each broker-dealer or selling firm. Broker-dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information.

   Redemption of Units. All or a portion of your Units may be tendered to The Bank of New York Mellon, the Trustee, for redemption at Unit Investment Trust Division, 111 Sanders Creek Parkway, East Syracuse, New York 13057, on any day the New York Stock Exchange is open. No redemption fee will be charged by the Sponsor or the Trustee, but you are responsible for applicable governmental charges, if any. Units redeemed by the Trustee will be canceled. You may redeem all or a portion of your Units by sending a request for redemption to your bank or broker-dealer through which you hold your Units. No later than three business days following satisfactory tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the time designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of a Portfolio (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution within thirty days of a Portfolio's termination. The Portfolios generally will not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at DTC. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares. The in kind distribution option may be modified or discontinued at any time without notice. Notwithstanding the foregoing, if the Unitholder requesting an in kind distribution is the Sponsor or an affiliated person of the Portfolio, the Trustee may make an in kind distribution to such Unitholder provided that no one with a pecuniary incentive to influence the in kind distribution may influence selection of the distributed securities, the distribution must consist of a pro rata distribution of all portfolio securities (with limited exceptions) and the in kind distribution may not favor such affiliated person to the detriment of any other Unitholder.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of a Portfolio will be, and the diversity of a Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in each Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends or other income distributions receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio, (b) the accrued expenses of the Portfolio (including costs associated with liquidating securities after the end of the initial offering period) and (c) any unpaid deferred sales charge payments. During the initial offering period, the redemption price and the secondary market repurchase price are not reduced by estimated organization costs or the creation and development fee. For these purposes, the Trustee will determine the value of the Securities as described under "Public Offering--Unit Price".

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission ("SEC") determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   Exchange Option. When you redeem Units of your Portfolio or when your Portfolio terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. An exchange is a taxable event to you. We may discontinue this option at any time. Rollover. We may offer a subsequent series of each Portfolio for a Rollover when the Portfolios terminate.

   On the Mandatory Termination Date you will have the option to (1) participate in a Rollover and have your Units reinvested into a subsequent trust series or (2) receive a cash distribution.

   If you elect to participate in a cash Rollover, your Units will be redeemed on the Mandatory Termination Date. As the redemption proceeds become available, the proceeds (including dividends) will be invested in a new trust series at the public offering price for the new trust. The Trustee will attempt to sell Securities to satisfy the redemption as quickly as practicable on the Mandatory Termination Date. We do not anticipate that the sale period will be longer than one day, however, certain factors could affect the ability to sell the Securities and could impact the length of the sale period. The liquidity of any Security depends on the daily trading volume of the Security and the amount available for redemption and reinvestment on any day.

   We may make subsequent trust series available for sale at various times during the year. Of course, we cannot guarantee that a subsequent trust or sufficient units will be available or that any subsequent trusts will offer the same investment strategies or objectives as the current Portfolios. We cannot guarantee that a Rollover will avoid any negative market price consequences resulting from trading large volumes of securities. Market price trends may make it advantageous to sell or buy securities more quickly or more slowly than permitted by the Portfolio procedures. We may, in our sole discretion, modify a Rollover or stop creating units of a trust at any time regardless of whether all proceeds of Unitholders have been reinvested in a Rollover. If we decide not to offer a subsequent series, Unitholders will be notified prior to the Mandatory Termination Date. Cash which has not been reinvested in a Rollover will be distributed to Unitholders shortly after the Mandatory Termination Date. Rollover participants may receive taxable dividends or realize taxable capital gains which are reinvested in connection with a Rollover but may not be entitled to a deduction for capital losses due to the "wash sale" tax rules. Due to the reinvestment in a subsequent trust, no cash will be distributed to pay any taxes. See "Taxation".

   Units. Ownership of Units is evidenced in book-entry form only and will not be evidenced by certificates. Units purchased or held through your bank or broker-dealer will be recorded in book-entry form and credited to the account of your bank or broker-dealer at DTC. Units are transferable by contacting your bank or broker-dealer through which you hold your Units. Transfer, and the requirements therefore, will be governed by the applicable procedures of DTC and your agreement with the DTC participant in whose name your Units are registered on the transfer records of DTC.

   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
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   Portfolio Administration. The Portfolios are not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect your Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to your Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept an offer if the Supervisor determines that the sale or exchange is in the best interest of Unitholders. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses or deferred sales charges. If securities or property are acquired by a Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   The Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Sponsor, would make retention of the Securities detrimental to your Portfolio. In such a case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in your Portfolio on the Initial Date of Deposit. The Sponsor may also instruct the Trustee to take action necessary to ensure that your Portfolio continues to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. In order to obtain the best price for a Portfolio, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolios, the Sponsor or dealers participating in the offering of Units.

   Pursuant to an exemptive order, your Portfolio may be permitted to sell Securities to a new trust when it terminates if those Securities are included in the new trust. The exemption may enable your Portfolio to eliminate commission costs on these transactions. The price for those securities will be the closing sale price on the sale date on the exchange where the Securities are principally traded, as certified by the Sponsor.

   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not materially adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   Termination. Your Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. Your Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Your Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of the Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of the Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Portfolio. If your Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately forty-five days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities, provided that Unitholders may not request an in kind distribution of Securities within thirty days of a Portfolio's termination. Any in kind distribution of Securities will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units", provided that, in connection with an in kind distribution election more than 30 days prior to termination, Unitholders tendering 1,000 or more Units of a Portfolio (or such higher amount as may be required by your broker-dealer or selling agent) may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of your Portfolio. See "Additional Information".

   Limitations on Liabilities. The Sponsor, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on a Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Trustee shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc. is the Sponsor of your Portfolio. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts and has extensive capabilities for managing institutional portfolios. Van Kampen Investments is an indirect wholly owned subsidiary of Invesco Ltd. ("Invesco"), a leading independent global investment manager that provides a wide range of investment strategies and vehicles to its retail, institutional and high net worth clients around the globe. On June 1, 2010, Invesco completed the previously announced acquisition of the retail asset management business, including Van Kampen Investments, from Morgan Stanley & Co. Incorporated. The Sponsor's principal office is located at 11 Greenway Plaza, Houston, Texas 77046-1173. As of June 30, 2011, the total stockholders' equity of Van Kampen Funds Inc. was $82,277,726 (unaudited). The current assets under management and supervision by Invesco and its affiliates were valued at approximately $598.4 billion as of September 30, 2011.

   The Sponsor and your Portfolio have adopted a code of ethics requiring Invesco's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the SEC, (ii) terminate the Trust Agreement and liquidate the Portfolios as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 856-8487. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION
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   This section summarizes some of the principal U.S. federal income tax consequences of owning Units of the Portfolios as of the date of this prospectus. Tax laws and interpretations change frequently, possibly with retroactive effect, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in your Portfolio. As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Portfolio Status. Your Portfolio intends to elect and to qualify annually as a "regulated investment company" under the federal tax laws. If your Portfolio qualifies as a regulated investment company and distributes its income as required by the tax law, the Portfolio generally will not pay federal income taxes.

   Distributions. Portfolio distributions are generally taxable. After the end of each year, you will receive a tax statement reporting your Portfolio's distributions, including the amounts of ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from your Portfolio may be taxed at the capital gains tax rates for taxable years beginning before January 1, 2013. Certain ordinary income dividends on Units that are attributable to qualifying dividends received by your Portfolio from certain corporations may be reported by the Portfolio as being eligible for the dividends received deduction for corporate Unitholders provided certain holding period requirements are met. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. In addition, your Portfolio may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Portfolio is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from your Portfolio that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   A distribution paid by your Portfolio reduces the Portfolio's net asset value per Unit on the date paid by the amount of the distribution. Accordingly, a distribution paid shortly after a purchase of Units by a Unitholder would represent, in substance, a partial return of capital, even though it would be subject to income taxes.

   Sale or Redemption of Units. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in your Units from the amount you receive in the transaction. Your initial tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal federal tax rate for net capital gain under current law is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2013. For later periods, as of the date of this prospectus, the maximum marginal federal tax rate for net capital gains for individuals is scheduled to be 20% (10% for certain taxpayers in the 10% and 15% tax brackets). If the gain is earned on property with a holding period of more than five years the long-term capital gain rate of 20% currently is scheduled to be reduced to 18% and the 10% rate reduced to 8%.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Portfolio and sell your Units at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

   In certain circumstances, ordinary income dividends received by an individual Unitholder from a regulated investment company such as your Portfolio may be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualified dividend income received by the Portfolio itself. These special rules relating to the taxation of qualified dividend income from regulated investment companies generally apply to taxable years beginning before January 1, 2013. The Portfolios will provide notice to its Unitholders of the amount of any distribution which may be taken into account as a qualified dividend income which is eligible for the new capital gains tax rates.

   In Kind Distributions. Under certain circumstances, as described in this prospectus, you may receive an in kind distribution of Portfolio securities when you redeem your Units. In general, this distribution will be treated as a sale for federal income tax purposes and you will recognize gain or loss, based on the value at that time of the securities and the amount of cash received. The Internal Revenue Service could however assert that a loss could not be currently deducted.

   Rollovers and Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and, in general, any loss will be treated as a capital loss. However, any loss realized on a sale or exchange will be disallowed to the extent that Units disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Units or to the extent that the Unitholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Units acquired will be adjusted to reflect the disallowed loss.

   Deductibility of Portfolio Expenses. Generally, expenses incurred by your Portfolio will be deducted from the gross income received by your Portfolio and only your share of the Portfolio's net income will be paid to you and reported as taxable income to you. However, if the Units of your Portfolio are held by fewer than 500 Unitholders at any time during a taxable year, your Portfolio will generally not be able to deduct certain expenses from income, thus resulting in your reported share of your Portfolio's taxable income being increased by your share of those expenses, even though you do not receive a corresponding cash distribution. In this case you may be able to take a deduction for these expenses; however, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), generally, subject to applicable tax treaties, distributions to you from your Portfolio will be characterized as dividends for federal income tax purposes (other than dividends which the Portfolio reports as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a foreign investor from your Portfolio that are properly reported by the trust as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Portfolio makes certain elections and certain other conditions are met.

   Foreign Tax Credit. If your Portfolio invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Portfolio paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Portfolio paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes if your Portfolio meets certain requirements for passing through such deductions or credits to you.

   Backup Withholding. By law, your Portfolio must withhold as backup withholding a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs your Portfolio to do so.

   Investors should consult their tax advisors concerning the federal, state, local and foreign tax consequences of investing in your Portfolio.


PORTFOLIO OPERATING EXPENSES
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   General. The fees and expenses of your Portfolio will generally accrue on a daily basis. Portfolio operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. The deferred sales charge, creation and development fee and organization costs are generally paid out of the Capital Account of your Portfolio. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "Services Less Rent of Shelter" in the Consumer Price Index for All Urban Consumers or, if this category is not published, in a comparable category.

   Organization Costs. You and the other Unitholders will bear all or a portion of the organization costs and charges incurred in connection with the establishment of your Portfolio. These costs and charges will include the cost of the preparation, printing and execution of the trust agreement, registration statement and other documents relating to your Portfolio, federal and state registration fees and costs, fees paid to any Portfolio Consultant for assisting the Sponsor in the selection of securities, the initial fees and expenses of the Trustee, and legal and auditing expenses. The Public Offering Price of Units includes the estimated amount of these costs. The Trustee will deduct these expenses from your Portfolio's assets at the end of the initial offering period.

   Creation and Development Fee. The Sponsor will receive a fee from your Portfolio for creating and developing the Portfolio, including determining the Portfolio's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The creation and development fee is a charge of $0.05 per Unit. The Trustee will deduct this amount from your Portfolio's assets as of the close of the initial offering period. No portion of this fee is applied to the payment of distribution expenses or as compensation for sales efforts. This fee will not be deducted from proceeds received upon a repurchase, redemption or exchange of Units before the close of the initial public offering period.

   Trustee's Fee. For its services the Trustee will receive the fee from your Portfolio set forth in the "Fee Table" (which includes the estimated amount of miscellaneous Portfolio expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   Compensation of Sponsor and Supervisor. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fees for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Fee Table". These fees may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   Miscellaneous Expenses. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees (which may include compensation paid to the Trustee or its subsidiaries or affiliates), (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. Each Portfolio may pay the expenses of updating its registration statement each year. The S&P PowerPicks Portfolio will pay a license fee to SPIAS, a wholly owned subsidiary of The McGraw-Hill Companies, Inc. for use of certain trademarks and other property.

OTHER MATTERS
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   Legal Opinions. The legality of the Units offered hereby has been passed upon by Paul Hastings LLP. Dorsey & Whitney LLP has acted as counsel to the Trustee.

   Independent Registered Public Accounting Firm. The statements of condition and the related portfolios included in this prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.


ADDITIONAL INFORMATION
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   This prospectus does not contain all the information set forth in the registration statements filed by your Portfolio with the SEC under the Securities Act of 1933 and the Investment Company Act of 1940 (file no. 811-2754). The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Portfolios. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You may obtain information about the Public Reference Room by calling 1-202-551-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

TABLE OF CONTENTS
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      Title                                Page
      -----                                 ----

   All Cap Core Strategy                       2
   Large Cap Core Strategy                    11
   Mid Cap Core Strategy                      17
   Small Cap Core Strategy                    23
   S&P PowerPicks Portfolio                   29
   Notes to Hypothetical Performance Tables   34
   Notes to Portfolios                        35
   Report of Independent Registered
      Public Accounting Firm                  36
   Statements of Condition                    37
   The Portfolios                            A-1
   Objectives and Securities Selection       A-2
   Risk Factors                              A-2
   Public Offering                           A-7
   Retirement Accounts                      A-12
   Fee Accounts                             A-12
   Rights of Unitholders                    A-13
   Portfolio Administration                 A-16
   Taxation                                 A-18
   Portfolio Operating Expenses             A-20
   Other Matters                            A-22
   Additional Information                   A-22


---------------
When Units of the Portfolios are no longer available this prospectus may be used as a preliminary prospectus for a future Portfolio. If this prospectus is used for future Portfolios you should note the following:

The information in this prospectus is not complete with respect to future Portfolio series and may be changed. No person may sell Units of future Portfolios until a registration statement is filed with the Securities and Exchange Commission and is effective. This prospectus is not an offer to sell Units and is not soliciting an offer to buy Units in any state where the offer or sale is not permitted.

                                                                    U-EMSPRO1179


                                   PROSPECTUS
                            ------------------------

                                 March 5, 2012


                          All Cap Core Strategy 2012-1

                         Large Cap Core Strategy 2012-1

                          Mid Cap Core Strategy 2012-1

                         Small Cap Core Strategy 2012-1

                        S&P PowerPicks Portfolio 2012-1



              Please retain this prospectus for future reference.



INVESCO





                             Information Supplement

                          All Cap Core Strategy 2012-1

                         Large Cap Core Strategy 2012-1

                          Mid Cap Core Strategy 2012-1

                         Small Cap Core Strategy 2012-1

                        S&P PowerPicks Portfolio 2012-1

--------------------------------------------------------------------------------
     This Information Supplement provides additional information concerning the risks and operations of the Portfolios which is not described in the prospectus. You should read this Information Supplement in conjunction with the prospectus. This Information Supplement is not a prospectus but is incorporated into the prospectus by reference. It does not include all of the information that you should consider before investing in a Portfolio. This Information Supplement may not be used to offer or sell Units without the prospectus. You can obtain copies of the prospectus by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, or by contacting your broker. This Information Supplement is dated as of the date of the prospectus. All capitalized terms have been defined in the prospectus.

                                 Table of Contents
                                                        Page
                Risk Factors                                2
                Sponsor Information                        10
                Trustee Information                        10
                Taxation                                   11
                Portfolio Termination                      13

INVESCO


RISK FACTORS

   Price Volatility. Because the Portfolios invest in stocks, you should understand the risks of investing in securities before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the securities markets may worsen and the value of the securities (and therefore Units) will fall. Securities are especially susceptible to general market movements. The value of securities often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the securities in a Portfolio and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of a Portfolio will be positive over any period of time. Because the Portfolios are unmanaged, the Trustee will not sell securities in response to market fluctuations as is common in managed investments.

   Dividends. Stocks represent ownership interests in a company and are not obligations of the company. Common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

   Consumer Discretionary and Consumer Staples Issuers. Certain Portfolios may invest significantly in issuers that manufacture or sell consumer products. The profitability of these companies will be affected by various factors including the general state of the economy and consumer spending trends. In the past, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

   Financial Services Issuers. An investment in Units of certain Portfolios should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

   The effects of the global financial crisis that began to unfold in 2007 continue to manifest in nearly all the sub-divisions of the financial services industry. Financial losses and write downs among investment banks and similar institutions reached significant levels in 2008. The impact of these losses among traditional banks, investment banks, broker/dealers and insurers has forced a number of large such institutions into either liquidation or combination, while drastically increasing the credit risk, and possibility of default, of bonds issued by such institutions faced with these troubles. Many of the institutions are having difficulty in accessing credit markets to finance their operations and in maintaining appropriate levels of equity capital. In some cases, U.S. and foreign governments have acted to bail out or provide support to select institutions, however the risk of default by such issuers has nonetheless increased substantially.

   While the U.S. and foreign governments, and their respective government agencies, have taken steps to address problems in the financial markets and with financial institutions, there can be no assurance that the risks associated with investment in financial services company issuers will decrease as a result of these steps.

   Banks and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks are highly dependent on net interest margin. Bank profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Banks had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided as a result of increasing interest rates and other factors, this income diminished. Economic conditions in the real estate markets have deteriorated and have had a substantial negative effect upon banks because they generally have a portion of their assets invested in loans secured by real estate.

   Banks and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

   The statutory requirements applicable to, and regulatory supervision of, banks and their holding companies have increased significantly and have undergone substantial change in the past. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act, enacted in August 1989; the Federal Deposit Insurance Corporation Improvement Act of 1991, and the regulations promulgated under these laws. The impact of these laws on the business, financial condition and prospects of the Securities in your Portfolio cannot be predicted with certainty. The Gramm-Leach-Bliley Act financial services overhaul legislation allows banks, securities firms and insurance companies to form one-stop financial conglomerates marketing a wide range of financial service products to investors and permits new entrants to offer various financial products. This legislation has resulted in increased merger activity and heightened competition among existing and new participants in the field. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data. Banks continue to face tremendous pressure from mutual funds, brokerage firms and other financial service providers in the competition to furnish services that were traditionally offered by banks. Legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission ("SEC") and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in your Portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability, as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers. Among other benefits, such legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the your Portfolio.

   The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

   The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

   Companies engaged in the investment management industry are subject to the adverse effects of economic recession, volatile interest rates, and competition from new entrants in their fields of business. Adverse changes in the direction of the stock market, investor confidence, equity transaction volume, the level and direction of interest rates and the outlook of emerging markets could adversely affect the financial stability, as well as the stock prices, of these companies. Additionally, competitive pressures, including increased competition with new and existing competitors, the ongoing commoditization of traditional businesses and the need for increased capital expenditures on new technology could adversely impact the profit margins of companies in the investment management and brokerage industries. Companies involved in the investment management industry are also subject to extensive regulation by government agencies and self-regulatory organizations, and changes in laws, regulations or rules, or in the interpretation of such laws, regulations and rules could adversely affect the stock prices of such companies.

   Companies involved in the insurance, reinsurance and risk management industry underwrite, sell or distribute property, casualty and business insurance. Many factors affect insurance, reinsurance and risk management company profits, including but not limited to interest rate movements, the imposition of premium rate caps, a misapprehension of the risks involved in given underwritings, competition and pressure to compete globally, weather catastrophes or other disasters and the effects of client mergers. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressure to compete globally.

   In addition to the normal risks of business, companies involved in the insurance and risk management industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as:

   o the inherent uncertainty in the process of establishing property-liability loss reserves, and the fact that ultimate losses could materially exceed established loss reserves, which could have a material adverse effect on results of operations and financial condition;

   o the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophic losses, which could have a material adverse impact on their financial conditions, results of operations and cash flow;

   o the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claim settlement practices;

   o the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability ratings;

   o the extensive regulation and supervision to which insurance companies are subject, and various regulatory and other legal actions;

   o the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; and

   o the uncertainty involved in estimating the availability of reinsurance and the collectability of reinsurance recoverables.

   The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

   All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

   Health Care Issuers. An investment in Units of certain Portfolios should be made with an understanding of the problems and risks inherent in the healthcare industry in general. Healthcare companies involved in advanced medical devices and instruments, drugs and biotech, managed care, hospital management/health services and medical supplies have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including, among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third-party payor programs. The goods and services of health care issuers are also subject to risks of product liability litigation.

   Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The government could also reduce funding of health-related research. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in your Portfolio.

   Industrials Issuers. Certain Portfolios may invest significantly in industrials companies. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, capital goods companies may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, limitations on supply of key materials, labor relations, government regulations, government contracts and e-commerce initiatives. Furthermore, certain companies involved in the industry have also faced scrutiny for alleged accounting irregularities that may have led to the overstatement of their financial results, and other companies in the industry may face similar scrutiny. Industrials companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in commercial and consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, disputes over or ability to obtain or retain government contracts, labor disputes or changes in government budget priorities, changes in aircraft-leasing contracts and cutbacks in profitable business travel. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers.

   Information Technology Issuers. Certain Portfolios may invest significantly in issuers within the information technology industry. A Portfolio, and therefore Unitholders, may be particularly susceptible to a negative impact resulting from adverse market conditions or other factors affecting technology issuers because any negative impact on the technology industry will not be diversified among issuers within other unrelated industries. Accordingly, an investment in Units should be made with an understanding of the characteristics of the information technology industry and the risks which such an investment may entail.

   Information technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer related equipment, computer networks, communications systems, telecommunications products, electronic products, and other related products, systems and services. The market for information technology products and services, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond timely to compete in the rapidly developing marketplace.

   The market for certain information technology products and services may have only recently begun to develop, is rapidly evolving and is characterized by an increasing number of market entrants. Additionally, certain information technology companies may have only recently commenced operations or offered equity securities to the public. Such companies are in the early stage of development and have a limited operating history on which to analyze future operating results. It is important to note that following its initial public offering a security is likely to experience substantial stock price volatility and speculative trading. Accordingly, there can be no assurance that upon redemption of Units or termination of a Portfolio a Unitholder will receive an amount greater than or equal to the Unitholder's initial investment.

   Based on trading history, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of technology common stocks to fluctuate substantially. In addition, information technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem units, or roll over Units into a new trust, at a price equal to or greater than the original price paid for such Units.

   Some key components of certain products of information technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or and interruption or reduction in supply of, any key components. Additionally, many information technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous and constantly developing industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies are incorporated into other related products, certain companies are often highly dependent on the performance of other computer, electronics and communications companies. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders form other customers. Similarly, the success of certain companies is tied to a relatively small concentration of products or technologies with intense competition between companies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

   Liquidity. Whether or not the stocks in a Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

   Additional Units. The Sponsor may create additional Units of a Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because your Portfolio will pay brokerage or acquisition fees.

   Standard & Poor's Investment Advisory Services LLC. The Sponsor, on behalf of the S&P PowerPicks Portfolio as described in the prospectus, has entered into a license agreement with Standard & Poor's Investment Advisory Services, LLC ("SPIAS") under which the S&P PowerPicks Portfolio is granted licenses to use certain trademarks and trade names, to the extent the Sponsor deems appropriate and desirable under federal and state securities laws to indicate the source of the index as a basis for determining the composition of the S&P PowerPicks Portfolio. "Standard & Poor's", "S&P 500", "STARS" and "S&P" are registered trademarks of Standard & Poors Financial Services, LLC and have been licensed for use by Van Kampen Funds Inc. and the S&P PowerPicks Portfolio. The S&P PowerPicks Portfolio is not sponsored, managed, sold or promoted by SPIAS and its affiliates.

   Standard & Poor's and S&P are registered trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by the Sponsor on behalf of the trust. SPIAS is a registered investment advisor and a wholly owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS is a consultant and provides investment recommendations to the Sponsor for the S&P PowerPicks Portfolio. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a "fiduciary" or as an "investment manager", as defined under ERISA, to any investor. SPIAS is not responsible for client suitability. Past performance is not indicative of future returns.

   SPIAS and its affiliates do not sponsor, endorse, sell, promote or manage any investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on a SPIAS investment strategy or the constituents or the returns of any S&P Indices index. SPIAS and its affiliates make no representation regarding the advisability of investing in any such investment fund or other vehicle. S&P Indices receives compensation in connection with licensing its indices to third parties. With respect to recommendations made by SPIAS, investors should realize that such information is provided only as a general guideline. SPIAS does not take into account any information about any investor or any investor's assets when providing its services. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions.

   Standard & Poor's Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P, "S&P Parties") do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

   S&P's opinions and analyses do not address the suitability of any security. S&P does not act as a fiduciary or an investment advisor except when registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

   S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

   S&P provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

   The S&P PowerPicks Portfolio and any other investment fund or other vehicle that is offered by third parties that uses a S&P Indices index as a benchmark or measure of performance, bears the "S&P" or "Standard & Poor's" mark, and/or seeks to provide an investment return based on the returns of any S&P Indices index are not sponsored, endorsed, sold or promoted by SPIAS and its affiliates. SPIAS and its affiliates make no representation or warranty, express or implied, to the owners of the S&P PowerPicks Portfolio or any member of the public regarding the advisability of investing in securities generally or in the S&P PowerPicks Portfolio particularly or the ability of the S&P 500 Index or any other S&P Indices index to track general stock market performance. The S&P 500 Index is determined, composed and calculated by S&P Indices without regard to the S&P PowerPicks Portfolio. S&P Indices has no obligation to take the needs of the owners of the S&P PowerPicks Portfolio into consideration in determining, composing or calculating the S&P 500 Index or any other S&P Indices index.

   S&P INDICES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY OTHER S&P INDICES INDEX OR ANY DATA INCLUDED THEREIN AND S&P INDICES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY OTHER S&P INDICES INDEX OR ANY DATA INCLUDED THEREIN. S&P INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY OTHER S&P INDICES INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P INDICES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

   Voting. Only the Trustee may sell or vote the stocks in a Portfolio. While you may sell or redeem your Units, you may not sell or vote the stocks in your Portfolio. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.


SPONSOR INFORMATION

   Van Kampen Funds Inc. is the Sponsor of your Portfolio. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts and has extensive capabilities for managing institutional portfolios. Van Kampen Investments is an indirect wholly owned subsidiary of Invesco Ltd. ("Invesco"), a leading independent global investment manager that provides a wide range of investment strategies and vehicles to its retail, institutional and high net worth clients around the globe. On June 1, 2010, Invesco completed the previously announced acquisition of the retail asset management business, including Van Kampen Investments, from Morgan Stanley & Co. Incorporated. The Sponsor's principal office is located at 11 Greenway Plaza, Houston, Texas 77046-1173. As of June 30, 2011, the total stockholders' equity of Van Kampen Funds Inc. was $82,277,726 (unaudited). The current assets under management and supervision by Invesco and its affiliates were valued at approximately $598.4 billion as of September 30, 2011. (This paragraph relates only to the Sponsor and not to the Portfolios or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Invesco's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the SEC, (ii) terminate the Trust Agreement and liquidate the Portfolios as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

   The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 856-8487. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolios.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for each Portfolio. Such records shall include the name and address of, and the number of Units of each Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in each Portfolio.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TAXATION

   The prospectus contains a discussion of certain U.S. federal income tax issues concerning the Portfolios and the purchase, ownership and disposition of Portfolio Units. The discussion below supplements the prospectus discussion and is qualified in its entirety by the prospectus discussion. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio Units, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

   The federal income tax summary below and in the prospectus is based in part on the advice of counsel to the Portfolios. The Internal Revenue Service could disagree with any conclusions set forth in these discussions. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be held by the Portfolios.

   The Portfolios intend to elect and to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and to comply with applicable distribution requirements so that it will not pay federal income tax on income and capital gains distributed to its Unitholders.

   To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Portfolio must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Portfolio's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Portfolio controls (by owning 20% or more of the issuer's outstanding voting securities) and which are engaged in the same, similar or related trades or businesses, or the securities of qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses but excludes net capital gain, if any) and at least 90% of its net tax-exempt interest income, if any, each taxable year.

   As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to Unitholders. Your Portfolio intends to distribute to its Unitholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Portfolio retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Portfolio distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed or taxed during those years. To prevent application of the excise tax, the Portfolios intend to make its distributions in accordance with the calendar year distribution requirement. Further, if a Portfolio retains any net capital gain, the Portfolio may designate the retained amount as undistributed capital gains in a notice to Unitholders who, if subject to federal income tax on long-term capital gains
(i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Portfolio against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. These distributions will be taxable to Unitholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

   If a Portfolio failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Portfolio would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its Unitholders) and all distributions out of earnings and profits would be taxed to Unitholders as ordinary dividend income.

   Your Portfolio may be required to withhold as backup withholding federal income tax at the backup withholding rate (currently 28%) on all taxable distributions payable to you if you fail to provide your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your federal income tax liability if you provide the required information or certification.


   If your Portfolio is treated as holding directly or indirectly 10 percent or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders collectively own more than 50 percent of the vote or value of the stock of such corporation, the foreign corporation may be treated as a "controlled foreign corporation" (a "CFC") for U.S. federal income tax purposes. In such circumstances, your Portfolio will be required to include certain types of passive income and certain other types of income relating to insurance, sales and services with related parties and oil related income in the Portfolio's taxable income whether or not such income is distributed.

PORTFOLIO TERMINATION

   A Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Portfolio then outstanding or by the Trustee when the value of the Securities owned by a Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). A Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of such Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in such Portfolio. If a Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

   Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Portfolios. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 45 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Portfolio. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of the appropriate Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Portfolio his pro rata share of the balance of the Income and Capital Accounts of such Portfolio.

   The Sponsor may, but is not obligated to, offer for sale units of subsequent series of the Portfolios. There is, however, no assurance that units of any new series of the Portfolios will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

                                                                    U-EMSSUP1179



                       CONTENTS OF REGISTRATION STATEMENT

   This Post-Effective Amendment of the Registration Statement comprises the following papers and documents:

              The Facing Sheet of Form S-6.
              The Prospectus.
              The Undertaking to File Reports.
              The Signatures.
              The Written Consent of  the Independent Registered Public
                 Accounting Firm.

   The following exhibits:

     1.1 Trust Agreement. Reference is made to Exhibit 1.1 to Amendment No.1 to the Registration Statement of Form S-6 of the Van Kampen Unit Trusts, Series 1179 (File No. 333-178149) dated January 11, 2012.

   1.1.1  Standard Terms and Conditions of Trust. Reference is made to Exhibit
          1.1.1 to the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 284 (File No. 333-57836) dated May 2, 2001.

     1.2 Certificate of Incorporation of Van Kampen Funds Inc. Reference is made to Exhibit 1.2 to the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 320 (File No. 333-75548) dated January 2, 2002.

     1.3 By-laws of Van Kampen Funds Inc. Reference is made to Exhibit 1.3 to the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 320 (File No. 333-75548) dated January 2, 2002.

     1.4 Form of Dealer Agreement. Reference is made to Exhibit 1.4 to the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Municipal Series 560 (File No. 333-122799) dated May 18, 2005.

     2.1 Form of Code of Ethics. Reference is made to Exhibit 2.1 to the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Municipal Series 890 (File No. 333-165240) dated June 2, 2010.

     3.1 Opinion and Consent of Counsel as to the legality of securities being registered. Reference is made to Exhibit 3.1 to Amendment No.1 to the Registration Statement of Form S-6 of the Van Kampen Unit Trusts, Series 1179 (File No.333-178149) dated January 11, 2012.

     3.3 Opinion of Counsel as to the Trustee and the Trust. Reference is made to Exhibit 3.3 to Amendment No.1 to the Registration Statement of Form S-6 of the Van Kampen Unit Trusts, Series 1179 (File No. 333-178149) dated January 11, 2012.

     4.1 Consent of Initial Evaluator. Reference is made to Exhibit 4.1 to Amendment No.1 to the Registration Statement of Form S-6 of the Van Kampen Unit Trusts, Series 1179 (File No. 333-178149) dated January 11, 2012.

     4.2  Consent of Independent Registered Public Accounting Firm.

     6.1 List of Officers and Directors of Van Kampen Funds Inc. Reference is made to Exhibit 6.1 to the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Municipal Series 1019 (File No. 333-176336) dated October 12, 2011.

     7.1 Powers of Attorney. Reference is made to Exhibit 7.1 to the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Municipal Series 890 (File No. 333-165240) dated June 2, 2010 and Van Kampen Unit Trusts, Taxable Income Series 332 (File No. 333-174177) dated July 14, 2011.



                           UNDERTAKING TO FILE REPORTS

   Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Unit Trusts, Series 1179, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 5th day of March, 2012.

                                             VAN KAMPEN UNIT TRUSTS, SERIES 1179

                                         BY: VAN KAMPEN FUNDS INC., as Depositor

                                                         By: /s/ JOHN F. TIERNEY
                                                             -------------------
                                                                  Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on March 5, 2012, by the following persons who constitute the principal officers and a majority of the Board of Directors of Van Kampen Funds Inc.:

          SIGNATURE                             TITLE

John S. Cooper                            Director and President

Steven Massoni                            Director and President

Annette J. Lege                           Treasurer and Chief Financial Officer


                                                         By: /s/ JOHN F. TIERNEY
                                                             -------------------
                                                             (Attorney-in-fact*)


---------------------
* An executed copy of each of the related powers of attorney is filed herewith or incorporated herein by reference as set forth in Exhibit 7.1.